UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Series NQ
Dow 2x Strategy
Inverse Dow 2x Strategy
Inverse NASDAQ-100® 2x Strategy
Inverse Russell 2000® 2x Strategy
Inverse S&P 500 2X Strategy
NASDAQ-100® 2x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 80.5%

INDUSTRIALS 16.0%
3M Co.	26,500	$1,810,215
United Technologies Corp.	26,496	1,591,350
Caterpillar, Inc.	26,500	1,579,400
Boeing Co.	26,500	1,519,775
General Electric Co.	26,500	675,750

Total Industrials		7,176,490

CONSUMER STAPLES 12.7%
Procter & Gamble Co.	26,500	1,846,785
Wal-Mart Stores, Inc.	26,497	1,586,905
Coca-Cola Co.	26,500	1,401,320
Kraft Foods, Inc.	25,710	842,003

Total Consumer Staples		5,677,013

INFORMATION TECHNOLOGY 12.3%
International Business Machines Corp.	26,494	3,098,738
Hewlett-Packard Co.	26,500	1,225,360
Microsoft Corp.	26,500	707,285
Intel Corp.	26,500	496,345

Total Information Technology		5,527,728

ENERGY 9.5%
Chevron Corp.	26,500	2,185,720
Exxon Mobil Corp.	26,500	2,057,990

Total Energy		4,243,710

FINANCIALS 8.1%
JPMorgan Chase & Co.	26,497	1,237,410
American Express Co.	26,498	938,824
Bank of America Corp.	26,500	927,500
Citigroup, Inc.	26,500	543,515

Total Financials		3,647,249

CONSUMER DISCRETIONARY 7.6%
McDonald’s Corp.	26,500	1,635,050
Walt Disney Co.	26,498	813,224
Home Depot, Inc.	26,497	686,007

		Market
	Shares	Value

General Motors Corp.	26,500	$250,425

Total Consumer Discretionary		3,384,706

HEALTH CARE 7.1%
Johnson & Johnson, Inc.	26,500	1,835,920
Merck & Company, Inc.	26,500	836,340
Pfizer, Inc.	26,500	488,660

Total Health Care		3,160,920

MATERIALS 3.7%
E.I. du Pont de Nemours and Co.	26,500	1,067,950
Alcoa, Inc.	26,496	598,279

Total Materials		1,666,229

TELECOMMUNICATION SERVICES 3.5%
Verizon Communications, Inc.	26,495	850,224
AT&T, Inc.	26,493	739,685

Total Telecommunication Services		1,589,909

Total Common Stocks (Cost $34,812,992)		36,073,954

	Face
	Amount
REPURCHASE AGREEMENTS 20.7%

Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	$7,305,486	7,305,486
issued 09/30/08 at 0.02% due 10/01/08	1,957,870	1,957,870
Credit Suisse Group
issued 09/30/08 at 0.25% due 10/01/08	11,946	11,946

Total Repurchase Agreements (Cost $9,275,302)		9,275,302

 1

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Total Investments 101.2% (Cost $44,088,294)		$45,349,256

Liabilities in Excess of Other Assets – (1.2)%		$(528,740)

Net Assets – 100.0%		$44,820,516

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 Dow Jones Industrial Average Index Mini Futures Contract (Aggregate Market Value of Contracts $56,415,300)	1,038	$(1,301,402)

 2

INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 92.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	46,919,880	$46,919,880
issued 09/30/08 at 0.02% due 10/01/08	12,574,528	12,574,528
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	76,721	76,721

Total Repurchase Agreements (Cost $59,571,129)		59,571,129

Total Investments 92.1% (Cost $59,571,129)		$59,571,129

Other Assets in Excess of Liabilities – 7.9%		$5,142,805

Net Assets – 100.0%		$64,713,934

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
December 2008 Dow Jones Industrial Average Index Mini Futures Contract
(Aggregate Market Value of Contracts $126,363,750)	2,325	$2,093,761

 1

INVERSE NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 48.5%
Freddie Mac*
2.44% due 12/26/08	$50,000,000	$49,708,556
Federal Home Loan Bank*
2.50% due 10/10/08	25,000,000	24,984,375
1.90% due 10/27/08	25,000,000	24,965,694

Total Federal Agency Discount Notes (Cost $99,658,625)		99,658,625

REPURCHASE AGREEMENTS 39.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 9/30/08 at 0.14% due 10/01/08	63,827,870	63,827,870
issued 9/30/08 at 0.02% due 10/01/08	17,105,869	17,105,869
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	104,368	104,368

Total Repurchase Agreements (Cost $81,038,107)		81,038,107

Total Investments 87.9% (Cost $180,696,732)		$180,696,732

Other Assets in Excess of Liabilities – 12.1%		$24,777,675

Net Assets – 100.0%		$205,474,407

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
December 2008 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of Contracts $403,544,895)	12,597	$25,083,372

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

INVERSE RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 65.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 9/30/08 at 0.14% due 10/01/08	$20,680,886	$20,680,886
issued 9/30/08 at 0.02% due 10/01/08	5,542,477	5,542,477
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08†	8,335,441	8,335,441

Total Repurchase Agreements (Cost $34,558,804)		34,558,804

Total Long Securities 65.6% (Cost $34,558,804)		$34,558,804

	Shares
COMMON STOCKS SOLD SHORT (0.0)%

INFORMATION TECHNOLOGY (0.0)%
Digimarc Corp.	180	(2,215)

Total Information Technology		(2,215)

Total Common Stocks Sold Short		(2,215)
(Proceeds $2,215)

Other Assets in Excess of Liabilities – 34.4%		$18,130,618

Net Assets – 100.0%		$52,687,207

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $681,180)	10	$18,722

		Unrealized
	Units	Gain

Equity Index Swap Agreement Sold Short
Credit Suisse Capital, LLC December 2008 Russell 2000 Index Swap, Terminating 12/28/08**
(Notional Market Value $103,842,131)	152,803	$—

**	Total Return based on Russell 2000® Index +/- financing at a variable rate.

†	All or a portion of this security is pledged as equity index swap collateral at September 30, 2008.

 1

INVERSE S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 41.7%
Freddie Mac*
2.65% due 12/08/08	$50,000,000	$49,749,722
Federal Home Loan Bank*
2.34% due 10/01/08	25,000,000	25,000,000
2.49% due 10/08/08	25,000,000	24,987,896
Freddie Mac*
2.32% due 10/22/08	25,000,000	24,966,167
Federal Home Loan Bank*
2.37% due 10/27/08	25,000,000	24,957,208
2.50% due 11/12/08	25,000,000	24,927,084

Total Federal Agency Discount Notes (Cost $174,588,077)		174,588,077

REPURCHASE AGREEMENTS 22.7%
Collateralized by obligations of
the U.S. Treasury or U.S.
Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	74,932,345	74,932,345
issued 09/30/08 at 0.02% due 10/01/08	20,081,868	20,081,868
Credit Suisse Group issued
09/30/08 at 0.25% due 10/01/08	122,526	122,526

Total Repurchase Agreements (Cost $95,136,739)		95,136,739

Total Investments 64.4% (Cost $269,724,816)		$269,724,816

Other Assets in Excess of Liabilities – 35.6%		$148,934,615

Net Assets – 100.0%		$418,659,431

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $825,909,188)	14,073	$24,795,758

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 92.4%
INFORMATION TECHNOLOGY 57.1%
Apple, Inc.*	178,857	$20,328,887
Qualcomm, Inc.	286,470	12,309,616
Microsoft Corp.	454,844	12,139,786
Google, Inc. — Class A*	21,058	8,434,150
Cisco Systems, Inc.*	305,479	6,891,606
Oracle Corp.*	311,552	6,327,621
Research In Motion Ltd.*	81,751	5,583,593
Intel Corp.	284,962	5,337,338
eBay, Inc.*	140,400	3,142,152
Adobe Systems, Inc.*	75,250	2,970,117
Activision Blizzard, Inc.*	170,412	2,629,457
Symantec Corp.*	126,997	2,486,601
Intuit, Inc.*	58,533	1,850,228
Electronic Arts, Inc.*	46,522	1,720,849
Dell, Inc.*	104,282	1,718,567
Yahoo!, Inc.*	96,435	1,668,325
Paychex, Inc.	49,572	1,637,363
Applied Materials, Inc.	100,432	1,519,536
CA, Inc.	72,050	1,438,118
Fiserv, Inc.*	29,702	1,405,499
Linear Technology Corp.†	42,860	1,314,088
Altera Corp.	61,243	1,266,505
Xilinx, Inc.	53,080	1,244,726
Autodesk, Inc.*†	33,934	1,138,486
Juniper Networks, Inc.*	51,713	1,089,593
Broadcom Corp. — Class A*	58,162	1,083,558
KLA-Tencor Corp.†	30,377	961,432
Baidu.com — SP ADR*	3,820	948,239
Cognizant Technology Solutions Corp. — Class A*	41,134	939,089
Flextronics International Ltd.*	131,602	931,742
NetApp, Inc.*	49,550	903,297
Nvidia Corp.*	79,107	847,236
Flir Systems, Inc.*	21,095	810,470
Citrix Systems, Inc.*	31,359	792,128
Marvell Technology Group Ltd.*	83,452	776,104
Check Point Software Technologies Ltd.*†	30,640	696,754
VeriSign, Inc.*	26,370	687,730
Microchip Technology, Inc.	22,160	652,169
Lam Research Corp.*	18,746	590,312
Logitech International SA*†	25,262	589,110
SanDisk Corp.*	29,882	584,193
Infosys Technologies Ltd. — SP ADR†	16,240	540,954
Akamai Technologies, Inc.*	23,457	409,090
IAC/InterActiveCorp*	21,000	363,300

		Market
	Shares	Value

Sun Microsystems, Inc.*	47,410	$360,316
Cadence Design Systems, Inc.*	39,472	266,831

Total Information Technology		122,326,861

HEALTH CARE 15.4%
Gilead Sciences, Inc.*	131,132	5,976,997
Amgen, Inc.*	71,380	4,230,693
Teva Pharmaceutical Industries Ltd. — SP ADR	91,122	4,172,476
Celgene Corp.*	65,287	4,131,361
Genzyme Corp.*	48,746	3,943,064
Express Scripts, Inc.*	31,860	2,351,905
Biogen Idec, Inc.*	45,670	2,296,744
Intuitive Surgical, Inc.*	5,616	1,353,344
DENTSPLY International, Inc.	20,660	775,577
Vertex Pharmaceuticals, Inc.*†	22,760	756,542
Hologic, Inc.*	39,002	753,909
Cephalon, Inc.*	9,581	742,432
Henry Schein, Inc.*	12,900	694,536
Patterson Companies, Inc.*	16,864	512,834
Amylin Pharmaceuticals, Inc.*	19,138	386,970

Total Health Care		33,079,384

CONSUMER DISCRETIONARY 12.2%
Comcast Corp. — Class A	208,692	4,096,624
DIRECTV Group, Inc.*	117,004	3,061,995
Amazon.com, Inc.*	40,930	2,978,067
Starbucks Corp.*	147,041	2,186,500
Sears Holdings Corp.*	19,140	1,789,590
Bed Bath & Beyond, Inc.*	50,686	1,592,047
Staples, Inc.	69,134	1,555,515
Apollo Group, Inc. — Class A*†	23,200	1,375,760
Wynn Resorts Ltd.	16,370	1,336,447
Liberty Media Corp — Interactive*	78,760	1,016,791
Garmin Ltd.*†	27,832	944,618
Liberty Global, Inc. — Class A*†	22,730	688,719
DISH Network Corp. — Class A*	31,615	663,915
Expedia, Inc.*	40,798	616,458

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Focus Media Holding — SP ADR*	16,180	$461,292
Petsmart, Inc.	18,160	448,734
Virgin Media, Inc.†	51,800	409,220
Lamar Advertising Co. — Class A*†	10,542	325,642
Sirius XM Radio, Inc.*	497,902	283,804
Discovery Communications, Inc. — Class A*	17,214	245,299

Total Consumer Discretionary		26,077,037

INDUSTRIALS 4.3%
Paccar, Inc.	58,950	2,251,300
CH Robinson Worldwide, Inc.†	24,310	1,238,838
Expeditors International of Washington, Inc.	30,276	1,054,816
Fastenal Co.	20,550	1,014,965
Foster Wheeler Ltd.*	21,812	787,631
Cintas Corp.	26,712	766,902
Stericycle, Inc.*	12,974	764,298
Joy Global, Inc.	15,320	691,545
Ryanair Holdings PLC — SP ADR*†	16,830	377,497
Monster Worldwide, Inc.*	18,320	273,151

Total Industrials		9,220,943

CONSUMER STAPLES 1.4%
Costco Wholesale Corp.	33,148	2,152,300
Hansen Natural Corp.*	13,220	399,905
Whole Foods Market, Inc.†	19,912	398,837

Total Consumer Staples		2,951,042

TELECOMMUNICATION SERVICES 1.3%
Millicom International Cellular SA†	15,149	1,040,282
NII Holdings, Inc. — Class B*	23,310	883,915
Level 3 Communications, Inc.*	219,932	593,816
Leap Wireless International, Inc. — Class B*	9,949	379,057

Total Telecommunication Services		2,897,070

		Market
	Shares	Value

MATERIALS 0.7%
Sigma-Aldrich Corp.	17,512	$917,979
Steel Dynamics, Inc.	29,930	511,504

Total Materials		1,429,483

Total Common Stocks (Cost $122,655,168)		197,981,820

SECURITIES LENDING COLLATERAL 2.0%
Mount Vernon Securities Lending Trust Prime Portfolio	4,270,468	4,270,468

Total Securities Lending Collateral (Cost $4,270,468)		4,270,468

	Face
	Amount
REPURCHASE AGREEMENTS 4.4%
Collateralized by obligations of the U.S. Treasury or U.S Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$7,443,443	7,443,443
issued 09/30/08 at 0.02% due 10/01/08	1,994,843	1,994,843
Credit Suisse Group
issued 09/30/08 at 0.25% due 10/01/08	12,171	12,171

Total Repurchase Agreements (Cost $9,450,457)		9,450,457

Total Investments 98.8% (Cost $136,376,093)		$211,702,745

Other Assets in Excess of Liabilities – 1.2%		$2,569,210

Net Assets – 100.0%		$214,271,955

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $237,859,875 )	7,425	$(12,004,322)

*	Non-Income Producing Security.

 2

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

†	All or a portion of this security is on loan at September 30, 2008.

ADR – American Depository Receipt

 3

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 77.6%

FINANCIALS 16.8%
Senior Housing Properties Trust	2,250	$53,617
Realty Income Corp.	1,990	50,944
Apollo Investment Corp.	2,790	47,569
Aspen Insurance Holdings Ltd.	1,680	46,200
Highwoods Properties, Inc.	1,250	44,450
BioMed Realty Trust, Inc.	1,410	37,294
Home Properties, Inc.	620	35,929
Potlatch Corp.	770	35,720
Washington Real Estate Investment Trust	970	35,531
ProAssurance Corp.	630	35,280
National Retail Properties, Inc.	1,440	34,488
SVB Financial Group	590	34,173
Platinum Underwriters Holdings Ltd.	960	34,061
First Niagara Financial Group, Inc.	2,150	33,862
Healthcare Realty Trust, Inc.	1,150	33,522
FirstMerit Corp.	1,590	33,390
Hilb Rogal & Hobbs Co.	710	33,185
Susquehanna Bancshares, Inc.	1,690	32,989
Entertainment Properties Trust	600	32,832
Westamerica Bancorporation	570	32,792
UMB Financial Corp.	610	32,037
NewAlliance Bancshares, Inc.	2,130	32,014
Omega Healthcare Investors, Inc.	1,610	31,653
Colonial BancGroup, Inc.	3,959	31,118
Corporate Office Properties Trust SBI	760	30,666
Montpelier Re Holdings Ltd.	1,830	30,213
IPC Holdings Ltd.	980	29,606
Validus Holdings Ltd.	1,260	29,295
Mid-America Apartment Communities, Inc.	585	28,747
American Campus Communities, Inc.	829	28,087
Knight Capital Group, Inc. — Class A	1,840	27,342
Tanger Factory Outlet Centers, Inc.	620	27,150
FNB Corp.	1,690	27,006

		Market
	Shares	Value

International Bancshares Corp.	1,000	$27,000
Zenith National Insurance Corp.	730	26,747
Glacier Bancorp, Inc.	1,060	26,256
Prosperity Bancshares, Inc.	770	26,172
Old National Bancorp	1,300	26,026
Hancock Holding Co.	510	26,010
United Bankshares, Inc.	740	25,900
Max Capital Group Ltd.	1,110	25,785
DCT Industrial Trust, Inc.	3,369	25,234
MFA Mortgage Investments, Inc.	3,880	25,220
Greenhill & Company, Inc.	340	25,075
First Industrial Realty Trust, Inc. †	870	24,952
Post Properties, Inc.	870	24,334
Cousins Properties, Inc.	955	24,095
Selective Insurance Group, Inc.	1,050	24,066
Extra Space Storage, Inc.	1,560	23,962
Eastgroup Properties, Inc.	490	23,785
Cathay General Bancorp	970	23,086
First Midwest Bancorp, Inc.	949	23,004
RLI Corp.	370	22,973
Stifel Financial Corp.	460	22,954
National Penn Bancshares, Inc.	1,560	22,776
Delphi Financial Group, Inc. — Class A	810	22,712
MB Financial Corp.	680	22,488
Argo Group International Holdings Ltd.*	600	22,110
Sovran Self Storage, Inc.	482	21,541
First Financial Bankshares, Inc.	410	21,271
Equity Lifestyle Properties, Inc.	400	21,212
Odyssey Re Holdings Corp.	480	21,024
Phoenix Companies, Inc.	2,250	20,790
Cash America International, Inc.	570	20,543
Signature Bank	580	20,230
Trustmark Corp.	970	20,118
Ares Capital Corp.	1,910	19,921
Lexington Realty Trust	1,147	19,751
First Commonwealth Financial Corp.	1,440	19,397
Provident Financial Services, Inc.	1,170	19,317
NBT Bancorp Inc.	629	18,820
Pacific Capital Bancorp	910	18,518

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

LaSalle Hotel Properties	790	$18,423
CVB Financial Corp.	1,299	18,056
Assured Guaranty Ltd.	1,100	17,886
Interactive Brokers Group, Inc. — Class A	800	17,736
Inland Real Estate Corp.	1,130	17,730
PrivateBancorp, Inc.	420	17,497
TrustCo Bank Corp.	1,490	17,448
Colonial Properties Trust	930	17,382
Umpqua Holding Corp.	1,180	17,358
S&T Bancorp, Inc.	470	17,310
Park National Corp.	220	17,160
East-West Bancorp, Inc.	1,250	17,125
DiamondRock Hospitality Co.	1,860	16,926
Employers Holdings, Inc.	970	16,859
KBW, Inc.	510	16,799
PS Business Parks, Inc.	290	16,704
optionsXpress Holdings, Inc.	830	16,119
Piper Jaffray Companies, Inc.	370	16,002
Alexander’s, Inc.*	40	16,000
Acadia Realty Trust	630	15,926
First Bancorp Puerto Rico	1,400	15,484
Navigators Group, Inc.	260	15,080
Franklin Street Properties Corp., Inc.	1,159	15,067
Sterling Bancshares, Inc.	1,440	15,048
National Health Investors, Inc.	440	15,039
Community Bank System, Inc.	590	14,838
Sterling Financial Corp.	1,019	14,775
Medical Properties Trust, Inc.	1,300	14,755
Chemical Financial Corp.	470	14,636
Portfolio Recovery Associates, Inc.	300	14,589
Brookline Bancorp, Inc.	1,140	14,581
Ezcorp, Inc. — Class A	750	14,100
UCBH Holdings, Inc.	2,170	13,910
Redwood Trust, Inc.	640	13,907
WesBanco, Inc.	520	13,842
PacWest Bancorp	480	13,723
Sunstone Hotel Investors, Inc.	1,010	13,635
Pinnacle Financial Partners, Inc.	440	13,552
City Holding Co.	320	13,520
Wintrust Financial Corp.	460	13,501
IBERIABANK Corp.	250	13,212
LTC Properties, Inc.	450	13,194
Ambac Financial Group, Inc.	5,630	13,118
Investors Bancorp, Inc.	870	13,093
Greenlight Capital Re Ltd. — Class A*	569	13,081

		Market
	Shares	Value

Pennsylvania Real Estate Investment Trust	690	$13,006
Equity One, Inc.	630	12,909
United Fire & Casualty Co.	450	12,865
Investors Real Estate Trust	1,130	12,645
Infinity Property & Casualty Corp.	300	12,360
Frontier Financial Corp.	919	12,342
Capstead Mortgage Corp.	1,110	12,154
Safety Insurance Group, Inc.	320	12,138
U-Store-It Trust	970	11,902
National Financial Partners Corp.	780	11,700
World Acceptance Corp.	320	11,520
Financial Federal Corp.	500	11,460
Pico Holdings, Inc.	319	11,455
Parkway Properties, Inc.	300	11,358
Getty Realty Corp.	510	11,307
Texas Capital Bancshares, Inc.	540	11,210
Strategic Hotel Capital, Inc.	1,460	11,023
First Financial Bancorp	740	10,804
Bank Mutual Corp.	949	10,771
United Community Banks, Inc.	801	10,620
Enstar Group*	109	10,612
Harleysville National Corp.	620	10,528
South Financial Group, Inc.	1,430	10,482
Provident New York Bancorp	790	10,444
First Financial Corp.	220	10,336
Forestar Real Estate Group, Inc.	700	10,325
Horace Mann Educators Corp.	800	10,296
Stewart Information Services Corp.	340	10,115
Community Trust Bancorp, Inc.	290	9,976
Independent Bank Corp.	320	9,974
Cedar Shopping Centers, Inc.	749	9,902
Harleysville Group, Inc.	259	9,790
National Western Life Insurance Co. — Class A	40	9,683
SWS Group, Inc.	480	9,677
Simmons First National Corp.	270	9,612
Saul Centers, Inc.	190	9,603
Anworth Mortgage Asset Corp.	1,619	9,584
Ashford Hospitality Trust, Inc.	2,350	9,517
Tower Group, Inc.	400	9,424
Central Pacific Financial Corp.	560	9,414

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Cohen & Steers, Inc.	330	$9,349
Boston Private Financial Holdings, Inc.	1,069	9,343
Univest Corp. of Pennsylvania	250	9,250
First Busey Corp.	500	9,165
Aircastle Ltd.	920	9,117
StellarOne Corp.	440	9,095
Northwest Bancorp, Inc.	330	9,088
Hilltop Holdings, Inc.	880	9,082
American Equity Investment Life Holding Co.	1,203	9,022
TowneBank	410	9,020
Universal Health Realty Income Trust	230	8,947
Renasant Corp.	410	8,901
GAMCO Investors, Inc. — Class A	150	8,895
FelCor Lodging Trust, Inc.	1,230	8,807
Oriental Financial Group	480	8,573
Capital Southwest Corp.	60	8,523
NorthStar Realty Finance Corp.	1,090	8,447
First Potomac Realty Trust	480	8,251
FPIC Insurance Group, Inc.	160	8,222
Riskmetrics Group, Inc.	420	8,219
First Merchants Corp.	360	8,208
Tejon Ranch Co. De	220	8,173
State Auto Financial Corp.	280	8,140
Beneficial Mutual Bancorp, Inc.	640	8,096
FCStone Group, Inc.	449	8,078
Crawford & Co. — Class B	527	8,010
Radian Group, Inc.	1,580	7,963
SY Bancorp, Inc.	260	7,961
eHealth, Inc.	490	7,840
Banco Latinoamericano de Exportaciones SA	540	7,787
Glimcher Realty Trust	740	7,726
Meadowbrook Insurance Group Co., Inc.	1,090	7,695
Urstadt Biddle Properties, Inc.	410	7,687
SCBT Financial Corp.	200	7,520
Suffolk Bancorp	190	7,488
Dollar Financial Corp.	480	7,387
Castlepoint Holdings Ltd.	659	7,335
Flushing Financial Corp.	419	7,332
MVC Capital, Inc.	480	7,320
LandAmerica Financial Group, Inc.	300	7,275
Capital City Bank Group, Inc.	230	7,210
WSFS Financial Corp.	120	7,200

		Market
	Shares	Value

Sandy Spring Bancorp, Inc.	320	$7,072
Hersha Hospitality Trust	950	7,068
MainSource Financial Group, Inc.	360	7,056
Dime Community Bancshares	460	7,001
Calamos Asset Management, Inc. — Class A	390	6,989
CapLease, Inc.	880	6,978
FBL Financial Group, Inc. — Class A	250	6,972
Ramco-Gershenson Properties Trust	310	6,950
1st Source Corp.	290	6,815
Presidential Life Corp.	430	6,790
Bancfirst Corp.	140	6,766
First Community Bancshares, Inc.	180	6,754
Amerisafe, Inc.*	370	6,734
American Physicians Capital, Inc.	159	6,730
Home Bancshares, Inc.	260	6,726
Berkshire Hills Bancorp, Inc.	210	6,720
RAIT Investment Trust	1,220	6,698
Prospect Capital Corp.	520	6,661
Newcastle Investment Corp.	1,040	6,604
Compass Diversified Trust	470	6,552
Friedman Billings Ramsey Group, Inc. — Class A	3,260	6,520
Heartland Financial USA, Inc.	259	6,491
Bank of the Ozarks, Inc.	240	6,480
Westfield Financial, Inc.	620	6,386
Columbia Banking Systems, Inc.	360	6,383
Sun Communities, Inc.	320	6,339
Provident Bankshares Corp.	650	6,311
Hercules Technology Growth Capital, Inc.	650	6,305
Guaranty Bancorp	1,029	6,277
Gladstone Capital Corp.	410	6,248
Union Bankshares Corp.	260	6,240
Education Realty Trust, Inc.	560	6,205
Advanta Corp.	750	6,172
GFI Group, Inc.	1,300	6,123
NGP Capital Resources Co.	420	6,119
Green Bankshares, Inc.	260	6,113
Flagstone Reinsurance Holdings	590	6,059
Southside Bancshares, Inc.	240	6,048
Citizens, Inc.	730	6,001
First Financial Holdings, Inc.	229	5,995
Tradestation Group, Inc.	630	5,890

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Washington Trust Bancorp, Inc.	220	$5,852
First Cash Financial Services, Inc.	390	5,850
Triko Bancshares	270	5,813
Citizens Banking Corp.	1,879	5,787
Western Alliance Bancorp	370	5,720
BankFinancial Corp.	389	5,711
Ocwen Financial Corp., Inc.	700	5,635
Tompkins Financial Corp.	110	5,555
CNA Surety Corp.	330	5,511
PMA Capital Corp.	620	5,468
SeaBright Insurance Holdings, Inc.	420	5,460
Republic Bancorp, Inc.	180	5,458
Capitol Bancorp, Ltd.	280	5,457
Peapack Gladstone Financial Corp.	160	5,360
Hatteras Financial Corp.	230	5,336
Lakeland Financial Corp.	240	5,270
Arrow Financial Corp.	179	5,264
Camden National Corp.	150	5,242
Westwood Holdings Group, Inc.	110	5,214
United Financial Bancorp, Inc.	350	5,197
Southwest Bancorp, Inc.	290	5,124
United America Indemnity Ltd. - Class A	360	5,123
Capital Trust, Inc. — Class A	330	5,115
Sterling Bancorp	350	5,061
Nara Bancorp, Inc.	450	5,040
Old Second Bancorp, Inc.	269	4,982
Enterprise Financial Services Corp.	220	4,963
MarketAxess Holdings, Inc.	610	4,923
Abington Bancorp, Inc.	480	4,858
Nelnet, Inc. — Class A	340	4,828
First Bancorp	280	4,788
Consolidated-Tomoka Land Co.	110	4,751
Thomas Properties Group, Inc.	470	4,747
Northfield Bancorp, Inc.	390	4,723
The PMI Group, Inc.	1,590	4,690
Lakeland Bancorp, Inc.	400	4,676
Darwin Professional Underwriters, Inc.	150	4,667
First Financial Northwest, Inc.	450	4,644
Wilshire Bancorp, Inc.	380	4,625
ESSA Bancorp, Inc.	330	4,587
Penson Worldwide Co., Inc.	330	4,577

		Market
	Shares	Value

West Coast Bancorp	310	$4,545
LaBranche & Co., Inc.	1,000	4,500
Maguire Properties, Inc.	750	4,470
Danvers Bancorp, Inc.	349	4,450
BancTrust Financial Group, Inc.	339	4,448
CoBiz Financial, Inc.	370	4,444
West Bancorporation, Inc.	339	4,417
Financial Institutions, Inc.	220	4,402
Kite Realty Group Trust	400	4,400
Peoples Bancorp, Inc.	200	4,354
Life Partners Holdings, Inc.	120	4,316
Agree Realty Corp.	150	4,290
Kearny Financial Corp.	350	4,284
Smithtown Bancorp, Inc.	190	4,275
Winthrop Realty Trust	1,090	4,251
First Place Financial Corp.	330	4,241
Amtrust Financial Services, Inc.	310	4,213
Oritani Financial Corp.	250	4,213
City Bank	270	4,212
Maiden Holdings Ltd.	960	4,176
State Bancorp, Inc.	280	4,172
Donegal Group, Inc. — Class A	230	4,170
Kansas City Life Insurance Co.	90	4,140
First Mercury Financial Corp.	289	4,118
Shore Bancshares, Inc.	160	4,112
Chimera Investment Corp.	660	4,099
Baldwind & Lyons, Inc. — Class B	170	4,075
Ameris Bancorp	270	4,010
Sun Bancorp, Inc.	290	3,930
Cascade Bancorp.	440	3,912
MCG Capital Corp.	1,480	3,878
Anthracite Capital, Inc.	722	3,870
Citizens & Northern Corp.	179	3,857
ViewPoint Financial Group	220	3,850
Cogdell Spencer, Inc.	240	3,850
Quanta Capital Holdings Ltd.	1,380	3,809
NewStar Financial, Inc.	470	3,802
Mission West Properties	390	3,799
Ladenburg Thalmann Financial Services, Inc.	2,110	3,798
Cardinal Financial Corp.	469	3,790
Yadkin Valley Financial Corp.	220	3,731
Encore Capital Group, Inc.	270	3,699
Hanmi Financial Corp.	730	3,687
Associated Estates Realty Corp.	280	3,648

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Amcore Financial, Inc.	390	$3,608
Diamond Hill Investment Group, Inc.	40	3,597
FBR Capital Markets Corp.	550	3,564
DuPont Fabros Technology, Inc.	230	3,508
American Capital Agency Corp.	200	3,464
Evercore Partners, Inc. — Class A	189	3,398
First Marblehead Corp.	1,360	3,386
Kayne Anderson Energy Development Co.	200	3,386
Ames National Corp.	130	3,374
Banner Corp.	280	3,363
First Bancorp, Inc.	170	3,332
Stratus Properties, Inc.	120	3,302
Sanders Morris Harris Group	380	3,287
Integra Bank Corp.	410	3,272
Harris & Harris Group, Inc.	510	3,254
Farmers Capital Bank Corp.	120	3,242
Centerstate Banks of Florida, Inc.	180	3,217
EMC Insurance Group, Inc.	109	3,213
Thomas Weisel Partners Group, Inc.	380	3,203
American Safety Insurance Holdings Ltd.*	210	3,173
Sierra Bancorp	150	3,129
Seacoast Banking Corporation of Florida	290	3,112
Oceanfirst Financial Corp.	170	3,080
Pacific Continental Corp.	210	3,074
Premierwest Bancorp	379	3,059
Asset Acceptance Capital Corp.*	290	3,057
Heritage Commerce Corp.	200	3,044
Flagstar Bancorp, Inc.	1,020	3,040
PennantPark Investment Corp.	410	3,038
Monmouth Real Estate Investment Corp. — Class A	390	3,038
Medallion Financial Corp.	290	3,036
BlackRock Kelso Capital Corp.	260	2,998
Corus Bankshares, Inc.	740	2,997
Pennsylvania Commerce Bancorp, Inc.	100	2,981
FGX International Holdings Ltd.*	269	2,978
Care Investment Trust, Inc.	259	2,973
Gladstone Investment Corp.	430	2,958

		Market
	Shares	Value

Kohlberg Capital Corp.	340	$2,921
Textainer Group Holdings Ltd.	190	2,886
National Interstate Corp.	120	2,884
Guaranty Financial Group, Inc.	730	2,884
Bryn Mawr Bank Corp.	130	2,857
BGC Partners, Inc. — Class A	660	2,831
One Liberty Properties, Inc.	160	2,827
Arbor Realty Trust, Inc.	280	2,800
First South Bancorp, Inc.	160	2,763
Anchor BanCorp Wisconsin, Inc.	370	2,720
Rockville Financial, Inc.	170	2,678
United Security Bancshares	160	2,618
Patriot Capital Funding, Inc.	410	2,612
United Community Financial Corp.	520	2,600
Resource Capital Corp.	420	2,545
Clifton Savings Bancorp, Inc.	210	2,518
US Global Investors, Inc. — Class A	250	2,513
Roma Financial Corp.	170	2,508
Advance America Cash Advance Centers, Inc.	820	2,452
JER Investors Trust, Inc.	507	2,444
Encore Bancshares, Inc.	130	2,340
Epoch Holding Corp.	220	2,321
NASB Financial, Inc.	70	2,274
NYMAGIC, Inc.	90	2,273
Meridian Interstate Bancorp, Inc.	210	2,144
Gramercy Capital Corp.	820	2,124
FirstFed Financial Corp.	270	2,117
Credit Acceptance Corp.	120	2,040
Fifth Street Finance Corp.	200	2,010
International Assets Holding Corp.	80	1,929
Cardtronics, Inc.	240	1,886
Grubb & Ellis Co.	680	1,836
Resource America, Inc. — Class A	190	1,805
AmCOMP, Inc.*	152	1,763
Midwest Banc Holdings, Inc.	440	1,760
Home Federal Bancorp, Inc.	130	1,658
Independence Holding Co.	130	1,502
Fox Chase Bancorp, Inc.	120	1,404
Waterstone Financial, Inc.	140	1,368
Broadpoint Securities Group, Inc.	469	1,360
CompuCredit Corp.	320	1,254
Downey Financial Corp.	447	1,252

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

W Holding Co., Inc.	2,240	$1,210
Primus Guaranty Ltd.*	460	1,205
Ampal American Israel — Class A*	389	1,202
Doral Financial Corp.	110	1,201
First Acceptance Corp.	340	1,156
Pzena Investment Management, Inc. — Class A	120	1,138
Santander BanCorp	102	1,102
Hallmark Financial Services, Inc.	120	1,091
Brooklyn Federal Bancorp, Inc.	70	1,035
Meruelo Maddux Properties, Inc.	840	1,025
Federal Agricultural Mortgage Corp.	190	779
FX Real Estate and Entertainment, Inc.	200	208

Total Financials		4,400,321

INFORMATION TECHNOLOGY 13.1%
Foundry Networks, Inc.	2,860	52,081
Sybase, Inc.	1,560	47,767
Micros Systems, Inc.	1,600	42,656
Parametric Technology Corp.	2,260	41,584
Polycom, Inc.	1,720	39,784
Microsemi Corp.	1,540	39,239
Anixter International, Inc.*	590	35,111
CACI International, Inc. — Class A	662	33,166
Concur Technologies, Inc.	850	32,521
PMC — Sierra, Inc.	4,290	31,832
Jack Henry & Associates, Inc.	1,470	29,885
Perot Systems Corp. — Class A	1,700	29,495
Solera Holdings, Inc.	1,010	29,007
VistaPrint Ltd.*	870	28,571
Atheros Communications, Inc.*	1,160	27,353
TIBCO Software, Inc.	3,660	26,791
Skyworks Solutions, Inc.	3,200	26,752
Gartner, Inc. — Class A	1,160	26,309
Wright Express Corp.	855	25,522
Macrovision Solutions Corp.	1,620	24,916
Take-Two Interactive Software, Inc.	1,510	24,764
Fair Isaac Corp.	1,067	24,594
Blackboard, Inc.	610	24,577
Intermec, Inc.	1,210	23,764

		Market
	Shares	Value

Ariba, Inc.*	1,680	$23,738
Mantech International Corp. — Class A	400	23,716
Digital River, Inc.	730	23,652
Comtech Telecommunications Corp.	480	23,635
Informatica Corp.	1,740	22,603
Omniture, Inc.	1,220	22,399
VeriFone Holdings, Inc.	1,340	22,164
Cybersource Corp.	1,349	21,732
Plantronics, Inc.	960	21,619
ADTRAN, Inc.	1,100	21,439
InterDigital, Inc.	890	21,404
Progress Software Corp.	820	21,312
j2 Global Communications, Inc.	870	20,314
Synaptics, Inc.	670	20,247
Mentor Graphics Corp.	1,780	20,203
Websense, Inc.	890	19,891
Net 1 UEPS Technologies, Inc.	880	19,650
L-1 Identity Solutions, Inc.	1,280	19,558
MKS Instruments, Inc.	980	19,512
SRA International, Inc. — Class A	830	18,783
MPS Group, Inc.	1,850	18,648
Arris Group, Inc.*	2,410	18,629
Benchmark Electronics, Inc.	1,320	18,586
3Com Corp.	7,920	18,454
EarthLink, Inc.	2,150	18,275
Quest Software, Inc.	1,420	18,020
Avocent Corp.	879	17,984
Tekelec	1,280	17,907
Rofin-Sinar Technologies, Inc.	580	17,754
Emulex Corp.	1,660	17,712
Infinera Corp.	1,820	17,399
ValueClick, Inc.	1,700	17,391
FEI Co.	720	17,143
Semtech Corp.	1,210	16,892
Formfactor, Inc.	960	16,723
Cognex Corp.	820	16,531
Coherent, Inc.	460	16,353
Lawson Software, Inc.	2,320	16,240
Blackbaud, Inc.	879	16,218
Plexus Corp.	780	16,146
THQ, Inc.	1,310	15,772
Harmonic, Inc.	1,850	15,632
Euronet Worldwide, Inc.	930	15,559
Tessera Technologies, Inc.	950	15,523
Cymer, Inc.	600	15,198
RF Micro Devices, Inc.	5,160	15,067

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Acxiom Corp.	1,200	$15,048
Scansource, Inc.	520	14,971
Imation Corp.	662	14,955
Cabot Microelectronics Corp.	460	14,757
Checkpoint Systems, Inc.	779	14,661
TiVo, Inc.	2,000	14,640
Sanmina-SCI Corp.	10,420	14,588
Electronics for Imaging, Inc.	1,040	14,487
Data Domain, Inc.	650	14,475
Power Integrations, Inc.	600	14,460
Quality Systems, Inc.	340	14,368
MTS Systems Corp.	340	14,314
Sykes Enterprises, Inc.	650	14,274
United Online, Inc.	1,510	14,209
Avid Technology, Inc.*	590	14,195
DealerTrack Holdings, Inc.	840	14,146
Wind River Systems, Inc.	1,410	14,100
Riverbed Technology, Inc.	1,100	13,772
Amkor Technology, Inc.*	2,140	13,632
MAXIMUS, Inc.	370	13,631
Triquint Semiconductor, Inc.	2,810	13,460
Ultimate Software Group, Inc.	480	12,960
Rogers Corp.	350	12,943
Littelfuse, Inc.	430	12,784
Sapient Corp.	1,720	12,780
Hittite Microwave Corp.	380	12,768
Interwoven, Inc.	890	12,567
Palm, Inc.	2,100	12,537
Insight Enterprises, Inc.	920	12,337
Heartland Payment Systems, Inc.	480	12,269
Sycamore Networks, Inc.	3,750	12,112
CSG Systems International, Inc.	690	12,096
Technitrol, Inc.	800	11,832
ViaSat, Inc.	500	11,790
ACI Worldwide, Inc.*	670	11,738
Black Box Corp.	339	11,706
Advent Software, Inc.*	330	11,626
Sonus Networks, Inc.	4,000	11,520
OmniVision Technologies, Inc.	1,000	11,410
Tyler Technologies, Inc.	750	11,377
ATMI, Inc.*	629	11,309
Mastec, Inc.	840	11,164
Standard Microsystems Corp.	440	10,991
Vocus, Inc.	320	10,867
Entegris, Inc.	2,240	10,842
Manhattan Associates, Inc.	480	10,723
MicroStrategy, Inc. — Class A	180	10,715
Daktronics, Inc.	640	10,662

		Market
	Shares	Value

Diodes, Inc.	570	$10,516
Brooks Automation, Inc.	1,250	10,450
Netgear, Inc.	690	10,350
Netlogic Microsystems, Inc.	340	10,282
SPSS, Inc.	350	10,276
Dycom Industries, Inc.	789	10,273
Powerwave Technologies, Inc.	2,580	10,217
Mercadolibre, Inc.	500	10,175
Taleo Corp.	510	10,144
Commvault Systems, Inc.	840	10,122
SAVVIS, Inc.	740	9,946
Bankrate, Inc.	250	9,727
DTS, Inc. — Class A	349	9,713
Park Electrochemical Corp.	400	9,696
MSC.Software Corp.	880	9,416
EPIQ Systems, Inc.	690	9,384
Veeco Instruments, Inc.	630	9,330
TNS, Inc.	480	9,298
ModusLink Global Solutions, Inc.	960	9,226
Blue Coat Systems, Inc.	650	9,223
Epicor Software Corp.	1,160	9,152
Greenfield Online, Inc.	520	9,048
RealNetworks, Inc.	1,780	9,042
Art Technology Group, Inc.*	2,530	8,906
Monolithic Power Systems, Inc.	510	8,859
Ness Technologies, Inc.	770	8,832
Micrel, Inc.	970	8,798
Forrester Research, Inc.	299	8,767
Advanced Energy Industries, Inc.*	640	8,755
CTS Corp.	660	8,435
TTM Technologies, Inc.	840	8,333
Zoran Corp.	1,020	8,323
Cavium Networks, Inc.	590	8,307
Cogent, Inc.	810	8,278
Netezza Corp.	770	8,170
Finisar Corp.	7,750	7,827
SI International, Inc.	260	7,813
Adaptec, Inc.*	2,370	7,774
China Security & Surveillance Technology, Inc.	560	7,773
JDA Software Group, Inc.	510	7,757
Silicon Image, Inc.	1,440	7,690
Newport Corp.	710	7,654
SYNNEX Corp.	340	7,596
Applied Micro Circuits Corp.*	1,270	7,595
Electro Scientific Industries, Inc.	530	7,537

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Starent Networks Corp.	580	$7,505
IPG Photonics Corp.	380	7,414
Sigma Designs, Inc.	520	7,394
InfoSpace, Inc.	680	7,378
Ciber, Inc.	1,050	7,339
Utstarcom, Inc.	2,170	7,313
OSI Systems, Inc.	310	7,288
Stratasys, Inc.	410	7,163
Terremark Worldwide, Inc.	1,040	7,145
Cohu, Inc.	450	7,119
Emcore Corp.	1,440	7,114
Brightpoint, Inc.	979	7,049
EMS Technologies, Inc.	310	6,916
Cirrus Logic, Inc.	1,269	6,916
RightNow Technologies, Inc.	550	6,913
Integral Systems, Inc.	330	6,854
Constant Contact, Inc.	400	6,828
Faro Technologies, Inc.	330	6,722
Methode Electronics, Inc. — Class A	750	6,705
Bel Fuse, Inc. — Class B	230	6,548
Symyx Technologies, Inc.	660	6,541
Volterra Semiconductor Corp.	500	6,365
Universal Display Corp.	570	6,247
AsiaInfo Holdings, Inc.*	680	6,242
Actel Corp.*	499	6,228
Supertex, Inc.	220	6,195
Ixia	840	6,191
Netscout Systems, Inc.	580	6,171
comScore, Inc.	350	6,170
Internet Capital Group, Inc.	760	6,164
Syntel, Inc.	250	6,125
Neutral Tandem, Inc.	330	6,118
S1 Corp.	970	5,936
Seachange International, Inc.	610	5,893
Extreme Networks, Inc.	1,730	5,830
Echelon Corp.	579	5,721
Secure Computing Corp.	1,040	5,699
Rackable Systems, Inc.	580	5,690
LoopNet, Inc.	570	5,603
Exar Corp.	730	5,592
Ultratech, Inc.	460	5,566
SonicWALL, Inc.	1,050	5,502
Vasco Data Security International	530	5,491
NIC, Inc.	779	5,375
Photon Dynamics, Inc.	350	5,372
Silicon Storage Technology, Inc.	1,641	5,350
Move, Inc.	2,520	5,342
Hutchinson Technology, Inc.	460	5,327
Aruba Networks, Inc.*	1,029	5,279

		Market
	Shares	Value

Vignette Corp.	490	$5,263
SuccessFactors, Inc.	480	5,232
Digi International, Inc.	510	5,202
Hughes Communications, Inc.	140	5,138
Rudolph Technologies, Inc.	600	5,028
Switch & Data Facilities Co., Inc.	400	4,980
Oplink Communications, Inc.	410	4,949
Measurement Specialties, Inc.	280	4,883
ShoreTel, Inc.	850	4,879
Marchex, Inc.	470	4,836
Maxwell Technologies, Inc.	360	4,802
Kulicke & Soffa Industries, Inc.	1,050	4,735
Hypercom Corp.	1,180	4,696
Radiant Systems, Inc.	540	4,693
Cass Information Systems, Inc.	130	4,660
Lattice Semiconductor Corp.	2,260	4,656
STEC, Inc.	600	4,620
Knot, Inc.	550	4,592
Mattson Technology, Inc.	970	4,588
BearingPoint, Inc.	4,280	4,580
Intevac, Inc.	430	4,575
TeleCommunication Systems, Inc. — Class A	660	4,561
Agilysys, Inc.	449	4,530
Pericom Semiconductor Corp.	430	4,515
Parkervision, Inc.	450	4,500
Symmetricom, Inc.	900	4,473
Bottomline Technologies, Inc.	430	4,472
Online Resources Corp.	570	4,429
Hackett Group, Inc.	810	4,406
IXYS Corp.	480	4,363
Phoenix Technologies, Ltd.	540	4,315
infoGROUP, Inc.	650	4,297
LTX-Credence Corp.	2,460	4,280
Smith Micro Software, Inc.	600	4,260
Quantum Corp.	4,030	4,232
Kopin Corp.	1,350	4,212
Gerber Scientific, Inc.	460	4,204
Advanced Analogic Technologies*	900	4,185
Perficient, Inc.	630	4,183
i2 Technologies, Inc.	310	4,182
Actuate Corp.*	1,190	4,165
Eagle Test Systems, Inc.	270	4,134
Synchronoss Technologies, Inc.	430	4,046
FalconStor Software, Inc.	749	4,015
Mercury Computer Systems, Inc.	450	4,005

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Global Cash Access Holdings, Inc.	790	$3,997
Harris Stratex Networks — Class A	500	3,905
Transmeta Corp.	240	3,890
Spansion, Inc.	2,500	3,875
Super Micro Computer, Inc.	430	3,874
Radisys Corp.	440	3,784
Zygo Corp., Inc.	300	3,774
Ebix, Inc.	40	3,758
Novatel Wireless, Inc.	620	3,757
iGate Corp.	430	3,728
NCI, Inc.	130	3,702
DSP Group, Inc.	480	3,672
MRV Communications, Inc.	3,090	3,615
Pegasystems, Inc.	280	3,615
Semitool, Inc.	440	3,599
Keynote Systems, Inc.	270	3,578
PC-Tel, Inc.	380	3,542
DemandTec, Inc.	390	3,514
Globecomm Systems, Inc.	400	3,496
Immersion Corp.	600	3,492
Compellent Technologies, Inc.	280	3,472
Magma Design Automation, Inc.	860	3,457
Anadigics, Inc.*	1,230	3,456
Internap Network Services Corp.	990	3,445
DivX, Inc.	530	3,429
3PAR, Inc.	530	3,419
Axcelis Technologies, Inc.	2,010	3,417
Loral Space & Communications, Inc.	230	3,397
Double-Take Software, Inc.	339	3,373
Cray, Inc.	650	3,367
Gevity HR, Inc.	460	3,349
Monotype Imaging Holdings, Inc.	300	3,339
Rackspace Hosting	340	3,322
Ceva, Inc.	400	3,320
Opnet Technologies, Inc.	260	3,167
Liquidity Services, Inc.	290	3,147
Internet Brands, Inc. — Class A	440	3,067
Orbcomm, Inc.	620	3,057
MIPS Technology, Inc.	870	3,054
Presstek, Inc.	540	3,046
Acme Packet, Inc.*	530	3,037
Chordiant Software, Inc.	590	3,027
Safeguard Scientifics, Inc.	2,390	2,988
Anaren, Inc.*	290	2,944
Website Pros, Inc.	540	2,916

		Market
	Shares	Value

Trident Microsystems, Inc.	1,200	$2,880
Microtune, Inc.	1,070	2,868
Sourcefire, Inc.	390	2,843
Techwell, Inc.	300	2,829
PLX Technology, Inc.	550	2,816
Airvana, Inc.*	469	2,762
CPI International, Inc.	190	2,751
SupportSoft, Inc.	910	2,730
Cogo Group, Inc.	510	2,688
Rimage Corp.	190	2,652
Smart Modular Technologies WWH, Inc.*	870	2,610
Entrust, Inc.	1,200	2,580
NVE Corp.	90	2,548
NetSuite, Inc.	140	2,523
Multi-Fineline Electronix, Inc.	170	2,514
Renaissance Learning, Inc.	190	2,468
ExlService Holdings, Inc.	280	2,458
Interactive Intelligence, Inc.	270	2,435
BigBand Networks, Inc.	650	2,399
American Software, Inc. — Class A	440	2,398
OpenTV Corp.*	1,700	2,397
Asyst Technologies, Inc.*	980	2,352
PROS Holdings, Inc.	250	2,348
Callidus Software, Inc.	590	2,336
KEMET Corp.	1,650	2,244
Bookham, Inc.	1,979	2,236
Dice Holdings, Inc.	310	2,201
TheStreet.com, Inc.	360	2,156
Isilon Systems, Inc.	480	2,117
Unica Corp.	270	2,117
China Information Security Technology, Inc.	450	2,115
ICx Technologies, Inc.	269	2,074
Comverge, Inc.	430	1,978
Sonic Solutions, Inc.	440	1,936
Ultra Clean Holdings	380	1,915
TechTarget, Inc.	270	1,890
Rubicon Technology, Inc.	260	1,877
Sirf Technology Holdings, Inc.	1,190	1,773
Opnext, Inc.	370	1,698
QAD, Inc.	240	1,661
Photronics, Inc.	820	1,542
Deltek, Inc.	250	1,520
PC Mall, Inc.	220	1,503
HSW International, Inc.	550	1,430
Limelight Networks, Inc.	570	1,425
PC Connection, Inc.	190	1,271
Avanex Corp.	260	1,217

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Virtusa Corp.	170	$1,107
ArcSight, Inc.*	140	1,068
AuthenTec, Inc.*	490	1,054
Bidz.com, Inc.	109	944
Guidance Software, Inc.	180	844
Nextwave Wireless, Inc.	950	570
Midway Games, Inc.	230	545
Elixir Gaming Technologies, Inc.	1,330	439
Entropic Communications, Inc.	180	254

Total Information Technology		3,443,305

INDUSTRIALS 12.4%
Energy Conversion Devices, Inc.	880	51,260
Waste Connections, Inc.	1,462	50,147
Wabtec Corp.	950	48,668
Watson Wyatt & Co., Holdings	840	41,773
Woodward Governor Co.	1,150	40,560
Teledyne Technologies, Inc.	700	40,012
Curtiss-Wright Corp.	880	39,996
Clarcor, Inc.	990	37,570
Moog, Inc. — Class A	840	36,019
GrafTech International Ltd.	2,350	35,508
EMCOR Group, Inc.	1,330	35,006
Brady Corp. — Class A	990	34,927
Acuity Brands, Inc.	800	33,408
Nordson Corp.	660	32,413
Belden CDT, Inc.	967	30,741
Hexcel Corp.	2,112	28,913
Tetra Tech, Inc.	1,160	27,910
Actuant Corp. — Class A	1,100	27,764
Orbital Sciences Corp.	1,150	27,565
HUB Group, Inc. — Class A	730	27,484
IKON Office Solutions, Inc.	1,590	27,046
Herman Miller, Inc.	1,100	26,917
Regal-Beloit Corp.	630	26,788
Clean Harbors, Inc.	390	26,344
Baldor Electric Co.	910	26,217
Perini Corp.	990	25,532
ESCO Technologies, Inc.	510	24,567
Kaydon Corp.	540	24,332
Huron Consulting Group, Inc.	410	23,362
Granite Construction, Inc.	650	23,283
Mine Safety Appliances Co.	610	23,253
Watsco, Inc.	460	23,129
Esterline Technologies Corp.	580	22,962
Genesee & Wyoming, Inc. — Class A	600	22,512

		Market
	Shares	Value

Applied Industrial Technologies, Inc.	830	$22,352
TransDigm Group, Inc.	650	22,249
HNI Corp.	870	22,046
United Stationers, Inc.	460	22,002
UAL Corp.	2,470	21,711
Knight Transportation, Inc.	1,257	21,331
Mueller Water Products, Inc. — Class A	2,260	20,295
Geo Group, Inc.	1,000	20,210
Resources Connection, Inc.	890	20,052
Franklin Electric Co., Inc.	450	20,047
Simpson Manufacturing Co., Inc.	730	19,776
American Superconductor Corp.*	820	19,327
Ceradyne, Inc.	520	19,063
Barnes Group, Inc.	940	19,007
Navigant Consulting, Inc.	950	18,895
ABM Industries, Inc.	859	18,761
II-Vi, Inc.	480	18,557
SkyWest, Inc.	1,150	18,377
Werner Enterprises, Inc.	830	18,019
Middleby Corp.	330	17,922
CoStar Group, Inc.	380	17,248
Heartland Express, Inc.	1,100	17,072
Robbins & Myers, Inc.	550	17,011
JetBlue Airways Corp.	3,400	16,830
Mueller Industries, Inc.	730	16,797
Lindsay Manufacturing Co.	230	16,733
Alaska Air Group, Inc.*	797	16,251
Korn/Ferry International, Inc.	910	16,216
Chart Industries, Inc.	560	15,994
Genco Shipping & Trading Ltd.	480	15,955
Albany International Corp. — Class A	580	15,851
Briggs & Stratton Corp.	970	15,695
Watts Industries, Inc. — Class A	570	15,590
Evergreen Solar, Inc.	2,820	15,566
Rollins, Inc.	820	15,564
Forward Air Corp.	570	15,521
Healthcare Services Group	840	15,364
Old Dominion Freight Line, Inc.	540	15,304
A.O. Smith Corp.	390	15,284
EnPro Industries, Inc.	400	14,864
Arkansas Best Corp.	440	14,824
Triumph Group, Inc.	320	14,627
Deluxe Corp.	1,010	14,534
RBC Bearings, Inc.	430	14,487

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Heico Corp.	440	$14,441
Knoll, Inc.	950	14,364
Circor International, Inc.	330	14,332
Titan International, Inc.	670	14,284
Kaman Corp. — Class A	500	14,240
PHH Corp.	1,060	14,087
TrueBlue, Inc.	870	14,059
Badger Meter, Inc.	290	13,616
Beacon Roofing Supply, Inc.	870	13,589
US Airways Group, Inc.	2,240	13,507
Layne Christensen Co.	380	13,463
YRC Worldwide, Inc.	1,120	13,395
Mcgrath Rentcorp	460	13,257
Mobile Mini, Inc.	680	13,144
Team, Inc.	360	13,003
G & K Services, Inc. — Class A	390	12,890
Federal Signal Corp.	940	12,878
Administaff, Inc.	472	12,848
Ameron International Corp.	179	12,825
Eagle Bulk Shipping, Inc.	920	12,825
AAR Corp.*	760	12,608
NCI Building Systems, Inc.	390	12,383
American Reprographics Co.*	710	12,248
Raven Industries, Inc.	310	12,199
Interface, Inc. — Class A	1,050	11,939
Comfort Systems USA, Inc.	888	11,864
Viad Corp.	410	11,804
School Specialty, Inc.	370	11,540
Universal Forest Products, Inc.	330	11,520
NACCO Industries, Inc. — Class A	120	11,342
Tennant Co.	330	11,306
Pacer International, Inc.	680	11,200
Quanex Building Products Corp.	730	11,125
Astec Industries, Inc.*	350	10,791
American Science & Engineering, Inc.	179	10,692
EnerSys	540	10,643
RSC Holdings, Inc.	930	10,565
Gorman-Rupp Co.	280	10,562
Atlas Air Worldwide Holdings Co., Inc.*	259	10,440
Interline Brands, Inc.	640	10,374
Heidrick & Struggles International, Inc.	340	10,251
Advisory Board Co.*	339	10,224
Axsys Technologies, Inc.	170	10,020
AZZ, Inc.*	240	9,929
Gibraltar Industries, Inc.	530	9,916

		Market
	Shares	Value

Kelly Services, Inc.	520	$9,906
Exponent, Inc.	290	9,596
Teletech Holdings, Inc.	770	9,579
Allegiant Travel Co.*	269	9,501
M&F Worldwide Corp.	230	9,200
American Ecology Corp.	320	8,854
Taser International, Inc.	1,230	8,795
Columbus McKinnon Corp. — Class A	370	8,721
Apogee Enterprises, Inc.	570	8,567
Rush Enterprises, Inc. — Class A	660	8,448
Furmanite Corp.	810	8,375
Tredegar Corp.	470	8,361
CBIZ, Inc.	988	8,349
Blount International, Inc.	749	8,336
Insituform Technologies, Inc. — Class A	550	8,228
DynCorp International, Inc. — Class A	490	8,212
FuelCell Energy, Inc.	1,350	8,141
Tecumseh Products Co. — Class A	320	8,013
ACCO Brands Corp.*	1,060	7,992
Cascade Corp.	180	7,886
Northwest Pipe Co.	180	7,852
Griffon Corp.	860	7,757
Ennis Business Forms Inc.	500	7,730
GeoEye, Inc.	349	7,723
Altra Holdings, Inc.*	519	7,660
Cubic Corp.	310	7,623
Gencorp, Inc.	1,120	7,549
Amerco, Inc.*	180	7,547
American Commercial Lines, Inc.*	700	7,448
Hawaiian Holdings, Inc.	780	7,238
Cenveo, Inc.	940	7,229
Republic Airways Holdings, Inc.	690	7,031
Colfax Corp.	419	7,001
Kenexa Corp. — Class A	440	6,948
Standex International Corp.	250	6,938
Innerworkings, Inc.	620	6,876
Kimball International, Inc. — Class B	630	6,804
Freightcar America, Inc.	230	6,732
Cornell Companies, Inc.	247	6,713
Fuel Tech, Inc.	370	6,693
LB Foster Co. — Class A	220	6,692
Polypore International, Inc.	310	6,668
Encore Wire Corp.	360	6,520
GT Solar International, Inc.	600	6,510

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

EnergySolutions, Inc.	650	$6,500
K-Tron International, Inc.	50	6,442
Aerovironment, Inc.*	200	6,390
Wabash National Corp.	675	6,379
Hill International, Inc.	460	6,371
Stanley, Inc.	170	6,275
Greenbrier Companies, Inc.	320	6,243
Kadant, Inc.	270	6,148
Kforce, Inc.	600	6,126
Powell Industries, Inc.	150	6,122
Bowne & Co., Inc.	530	6,122
Argon ST, Inc.*	260	6,107
Consolidated Graphics, Inc.	200	6,066
CRA International, Inc.	220	6,046
TAL International Group, Inc.	290	6,038
Houston Wire & Cable Co.	350	6,010
Sun Hydraulics Corp.	230	5,989
Gehl Co.	200	5,886
Ladish Co., Inc.	290	5,873
Marten Transport Ltd.	300	5,853
Horizon Lines, Inc. — Class A	590	5,823
CDI Corp.	260	5,806
Dynamic Materials Corp.	246	5,710
Electro Rent Corp.	419	5,627
AirTran Holdings, Inc.*	2,300	5,589
Ener1, Inc.	710	5,545
On Assignment, Inc.	700	5,516
Trex Co., Inc.	300	5,433
Graham Corp.	100	5,410
Spherion Corp.	1,080	5,260
DHT Maritime, Inc.	770	5,174
Casella Waste Systems, Inc. — Class A	440	5,166
Dynamex, Inc.	180	5,123
Multi-Color Corp.	210	5,017
Ducommun, Inc.	210	5,015
3D Systems Corp.	350	4,988
Celadon Group, Inc.	430	4,932
Great Lakes Dredge & Dock Corp. Co.	780	4,922
Michael Baker Corp.	140	4,872
Pike Electric Corp.	330	4,861
AAON, Inc.	260	4,729
American Woodmark Corp.	210	4,715
Insteel Industries, Inc.	340	4,621
Herley Industries, Inc.	270	4,617
Aceto Corp.	480	4,603
Teekay Tankers Ltd.	270	4,571
Schawk, Inc.	300	4,536
Duff & Phelps Corp. — Class A	210	4,416

		Market
	Shares	Value

Orion Marine Group, Inc.	420	$4,406
Met-Pro Corp.	300	4,377
Applied Signal Technology, Inc.	250	4,345
Thermadyne Holdings Corp.	260	4,334
PeopleSupport, Inc.	370	4,325
Odyssey Marine Exploration, Inc.	940	4,268
Ampco-Pittsburgh Corp.	160	4,144
Courier Corp.	200	4,072
LECG Corp.	500	4,035
NN, Inc.	310	3,984
Ultrapetrol Bahamas Ltd.*	490	3,847
Arlington Tankers Ltd.	250	3,845
Hurco Companies, Inc.	130	3,844
Standard Parking Corp.	170	3,777
Flow International Corp.	740	3,759
Sterling Construction Co., Inc.	230	3,726
Capstone Turbine Corp.	2,860	3,689
PMFG, Inc.	250	3,623
LaBarge, Inc.	240	3,614
Force Protection, Inc.	1,340	3,591
Waste Services, Inc.	470	3,483
Saia, Inc.	260	3,453
Valence Technology, Inc.	1,000	3,450
LMI Aerospace, Inc.	170	3,419
Hudson Highland Group, Inc.	490	3,406
Vicor Corp.	380	3,374
Lydall, Inc.	330	3,178
H&E Equipment Services, Inc.	320	3,091
LSI Industries, Inc.	370	3,060
Commercial Vehicle Group, Inc.	420	2,986
Universal Truckload Services, Inc.	120	2,923
Preformed Line Products Co.	50	2,917
Titan Machinery, Inc.	140	2,913
American Railcar Industries, Inc.	180	2,887
Park-Ohio Holdings Corp.	160	2,862
Standard Register Co.	290	2,857
TurboChef Technologies, Inc.	460	2,829
China Fire & Security Group, Inc.	269	2,827
TBS International Ltd. — Class A*	210	2,827
First Advantage Corp. — Class A	200	2,810
COMSYS IT Partners, Inc.	289	2,809
Energy Recovery, Inc.	290	2,781

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Advanced Battery Technologies, Inc.*	860	$2,778
Metalico, Inc.	470	2,773
Fushi Copperweld, Inc.	280	2,713
VSE Corp.	80	2,698
Xerium Technologies, Inc.	410	2,640
Integrated Electrical Services, Inc.	150	2,634
International Shipholding Corp.	120	2,628
China Architectural Engineering, Inc.	370	2,623
Key Technology, Inc.	110	2,607
Microvision, Inc.	1,340	2,600
PRG-Schultz International, Inc.	290	2,598
ICF International, Inc.	130	2,568
Beacon Power Corp.	1,740	2,523
Patriot Transportation Holding, Inc.	30	2,370
Twin Disc, Inc.	170	2,339
China BAK Battery, Inc.	640	2,304
Volt Information Sciences, Inc.	250	2,245
Lawson Products, Inc.	80	2,212
Power-One, Inc.	1,460	2,117
Alamo Group, Inc.	120	2,046
Flanders Corp.	320	2,016
PowerSecure International, Inc.	330	2,000
EnerNOC, Inc.	189	1,954
Ultralife Batteries, Inc.	250	1,938
Trimas Corp.	290	1,902
Builders FirstSource, Inc.	310	1,857
Harbin Electric, Inc.	150	1,778
Coleman Cable, Inc.	160	1,605
Plug Power, Inc.	1,570	1,554
Akeena Solar, Inc.*	410	1,554
CAI International, Inc.	140	1,548
ICT Group, Inc.	170	1,369
Omega Flex, Inc.	60	1,353
Amrep Corp. PLC*	30	1,272
Accuride Corp.*	700	1,120
Medis Technologies Ltd.	610	1,098
United Capital Corp.	40	1,060
Protection One, Inc.	120	1,057
Orion Energy Systems, Inc.	180	1,010
Ascent Solar Technologies, Inc.*	150	912
Dollar Thrifty Automotive Group, Inc.	420	811

		Market
	Shares	Value

China Direct, Inc.	129	$544

Total Industrials		3,239,801

HEALTH CARE 11.1%
Alexion Pharmaceuticals, Inc.*	1,510	59,343
Myriad Genetics, Inc.	880	57,094
OSI Pharmaceuticals, Inc.	1,120	55,205
United Therapeutics Corp.	440	46,275
Immucor, Inc.	1,370	43,785
Steris Corp.	1,150	43,217
Psychiatric Solutions, Inc.	1,090	41,365
Onyx Pharmaceuticals, Inc.	1,090	39,436
Owens & Minor, Inc.	810	39,285
Bio—Rad Laboratories, Inc. — Class A	370	36,674
NuVasive, Inc.	700	34,531
Masimo Corp.	900	33,480
Magellan Health Services, Inc.	790	32,437
Healthsouth Corp.	1,730	31,884
Parexel International Corp.	1,110	31,813
Haemonetics Corp.	500	30,860
West Pharmaceutical Services, Inc.	630	30,757
Isis Pharmaceuticals, Inc.	1,770	29,895
AMERIGROUP Corp.*	1,180	29,783
Sequenom, Inc.	1,110	29,548
Thoratec Corp.	1,070	28,087
Valeant Pharmaceuticals International	1,370	28,044
Regeneron Pharmaceuticals, Inc.	1,220	26,633
American Medical Systems Holdings, Inc.*	1,430	25,397
Amedisys, Inc.*	519	25,260
Alkermes, Inc.*	1,880	25,004
Varian, Inc.	580	24,882
Cubist Pharmaceuticals, Inc.	1,110	24,675
Celera Corp.	1,570	24,256
PSS World Medical, Inc.	1,220	23,790
XenoPort, Inc.	490	23,760
Medicines Co.	1,020	23,684
Meridian Bioscience, Inc.	790	22,942
Dionex Corp.	360	22,878
Eclipsys Corp.	1,069	22,396
Wright Medical Group, Inc.	730	22,221
PDL BioPharma, Inc.	2,340	21,785
Healthspring, Inc.	970	20,525
Martek Biosciences Corp.	650	20,423
Luminex Corp.	810	20,258

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Alnylam Pharmaceuticals, Inc.*	699	$20,236
Chemed Corp.	470	19,298
Sciele Pharma, Inc.	620	19,090
Alpharma, Inc. — Class A*	512	18,888
Viropharma, Inc.	1,370	17,974
Conmed Corp.	560	17,920
Phase Forward, Inc.	840	17,564
Centene Corp.	850	17,433
Acorda Therapeutics, Inc.*	730	17,410
HealthExtras, Inc.	650	16,978
Human Genome Sciences, Inc.	2,660	16,891
Rigel Pharmaceuticals, Inc.	720	16,812
Medicis Pharmaceutical Corp. — Class A	1,110	16,550
Auxilium Pharmaceuticals, Inc.*	510	16,524
Medarex, Inc.	2,510	16,240
Volcano Corp.	930	16,080
Savient Pharmaceuticals, Inc.	1,060	15,805
AmSurg Corp.*	620	15,791
Mentor Corp.	660	15,748
Apria Healthcare Group, Inc.*	860	15,686
Cepheid, Inc.	1,120	15,490
Integra LifeSciences Holdings Corp.	350	15,410
Invacare Corp.	630	15,208
Kindred Healthcare, Inc.	550	15,163
KV Pharmaceutical Co.	650	14,761
ArthroCare Corp.*	520	14,414
Allscripts Healthcare Solutions, Inc.*	1,120	13,933
ev3, Inc.	1,380	13,855
athenahealth, Inc.*	410	13,641
PharMerica Corp.	600	13,494
Gentiva Health Services, Inc.	500	13,470
Datascope Corp.	260	13,424
Zoll Medical Corp.	410	13,415
Medivation, Inc.	500	13,230
Align Technology, Inc.*	1,220	13,213
Bruker BioSciences Corp.	990	13,197
Landauer, Inc.	180	13,095
Symmetry Medical, Inc.	700	12,992
Analogic Corp.	260	12,938
CV Therapeutics, Inc.	1,190	12,852
AMAG Pharmaceuticals, Inc.*	330	12,781
Seattle Genetics, Inc.	1,190	12,733
Theravance, Inc.	1,020	12,709
Exelixis, Inc.	2,060	12,525
Sun Healthcare Group, Inc.	840	12,314

		Market
	Shares	Value

Natus Medical, Inc.	540	$12,236
Sunrise Senior Living, Inc.	880	12,135
Abiomed, Inc.*	670	11,893
Vital Signs, Inc.	160	11,824
HMS Holdings Corp.	490	11,740
AMN Healthcare Services, Inc.*	660	11,596
inVentiv Health, Inc.	650	11,479
Incyte Corp.	1,500	11,475
Kendle International, Inc.	250	11,178
Healthways, Inc.	690	11,130
Greatbatch, Inc.	450	11,043
Vivus, Inc.	1,360	10,798
InterMune, Inc.	620	10,608
Dendreon Corp.	1,830	10,449
SonoSite, Inc.	330	10,362
Merit Medical Systems, Inc.	540	10,136
eResearch Technology, Inc.	850	10,124
RTI Biologics, Inc.	1,050	9,818
Conceptus, Inc.	590	9,782
Cross Country Healthcare, Inc.	600	9,774
Emeritus Corp.	390	9,711
Cougar Biotechnology, Inc.	290	9,683
SurModics, Inc.	300	9,447
Universal American Financial Corp.	770	9,386
Quidel Corp.	550	9,026
Durect Corp.	1,610	9,016
Molina Healthcare, Inc.	290	8,990
Res-Care, Inc.	490	8,889
Halozyme Therapeutics, Inc.	1,190	8,735
Abaxis, Inc.*	430	8,471
Par Pharmaceutical Companies, Inc.	680	8,357
Albany Molecular Research, Inc.*	460	8,321
LHC Group, Inc.	290	8,259
Omnicell, Inc.	610	8,022
National Healthcare Corp.	170	8,010
Cyberonics, Inc.	470	7,990
Neogen Corp.	280	7,890
MWI Veterinary Supply, Inc.	200	7,858
Hanger Orthopedic Group, Inc.	450	7,853
Questcor Pharmaceuticals, Inc.	1,060	7,791
Enzo Biochem, Inc.	708	7,774
Allos Therapeutics, Inc.*	1,040	7,706
Sirona Dental Systems, Inc.	330	7,682
Angiodynamics, Inc.*	469	7,410
Arena Pharmaceuticals, Inc.*	1,450	7,250

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

CryoLife, Inc.	550	$7,216
Array Biopharma, Inc.*	930	7,142
GTx, Inc.	370	7,037
Progenics Pharmaceuticals, Inc.	520	6,921
Assisted Living Concepts, Inc. - Class A*	1,080	6,880
ICU Medical, Inc.	220	6,690
Bio-Reference Labs, Inc.	230	6,647
NPS Pharmaceuticals, Inc.	930	6,640
Pharmasset, Inc.	330	6,584
Affymetrix, Inc.*	850	6,579
Pain Therapeutics, Inc.	670	6,546
Nektar Therapeutics	1,810	6,498
Odyssey HealthCare, Inc.	640	6,496
Enzon Pharmaceuticals, Inc.	879	6,487
IRIS International, Inc.	360	6,444
RehabCare Group, Inc.	350	6,335
Orthofix International NV*	340	6,334
Momenta Pharmaceuticals, Inc.	480	6,293
MedAssets, Inc.	360	6,192
Genomic Health, Inc.	270	6,116
Geron Corp.	1,530	6,044
Salix Pharmaceuticals Ltd.	940	6,025
Life Sciences Research, Inc.	170	5,950
Air Methods Corp.*	210	5,945
Akorn, Inc.*	1,120	5,746
Accuray, Inc.*	710	5,730
Noven Pharmaceuticals, Inc.	490	5,723
Idera Pharmaceuticals, Inc.	400	5,628
Osiris Therapeutics, Inc.	290	5,594
Medcath Corp.	310	5,555
Sangamo Biosciences, Inc.	720	5,544
XOMA Ltd.*	2,600	5,460
Vnus Medical Technologies, Inc.	260	5,442
Cypress Bioscience, Inc.	740	5,439
Skilled Healthcare Group, Inc. — Class A	340	5,403
Emergency Medical Services Corp. — Class A	180	5,378
Pozen, Inc.	510	5,360
Somanetics Corp.	240	5,249
Genoptix, Inc.	160	5,227
Computer Programs & Systems, Inc.	180	5,211
Alliance Imaging, Inc.*	500	5,135
Indevus Pharmaceuticals, Inc.	1,520	5,092
Omrix Biopharmaceuticals, Inc.	280	5,023
Insulet Corp.	360	5,011

		Market
	Shares	Value

ImmunoGen, Inc.	1,000	$4,910
Ligand Pharmaceuticals, Inc. — Class B	1,650	4,868
Zymogenetics, Inc.	730	4,862
Palomar Medical Technologies, Inc.	360	4,846
Dyax Corp.	1,090	4,796
Nabi Biopharmaceuticals	1,020	4,753
Almost Family, Inc.*	120	4,746
Vital Images, Inc.	310	4,650
Corvel Corp.	160	4,578
Triple-S Management Corp. — Class B	280	4,561
Orasure Technologies, Inc.	920	4,526
Synovis Life Technologies, Inc.	240	4,517
Hansen Medical, Inc.	330	4,435
Kensey Nash Corp.	140	4,404
Micrus Endovascular Corp.	310	4,325
Orexigen Therapeutics, Inc.	390	4,208
Affymax, Inc.*	210	4,169
Optimer Pharmaceuticals, Inc.	510	4,055
Metabolix, Inc.	370	4,026
US Physical Therapy, Inc.	230	3,993
Cardiac Science Corp.	379	3,926
I-Flow Corp.	420	3,910
MannKind Corp.	1,010	3,899
Capital Senior Living Corp.	495	3,762
Medical Action Industries, Inc.	280	3,676
TomoTherapy, Inc.	800	3,664
Discovery Laboratories, Inc.	1,900	3,553
Cadence Pharmaceuticals, Inc.	400	3,552
Idenix Pharmaceuticals, Inc.	490	3,543
Emergent Biosolutions, Inc.	270	3,534
Neurocrine Biosciences, Inc.	750	3,518
Cambrex Corp.	570	3,506
Obagi Medical Products, Inc.	350	3,493
Depomed, Inc.	940	3,431
Cynosure, Inc.	190	3,409
Orthovita, Inc.	1,300	3,380
Celldex Therapeutics, Inc.*	290	3,373
Ariad Pharmaceuticals, Inc.*	1,360	3,359
Exactech, Inc.	150	3,336
Nighthawk Radiology Holdings, Inc.	460	3,321
Ardea Biosciences, Inc.*	240	3,319
Novavax, Inc.	1,140	3,306
Stereotaxis, Inc.	540	3,267
DexCom, Inc.	520	3,219
Clinical Data, Inc.	200	3,216

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

BMP Sunstone Corp.	450	$3,123
Adolor Corp.*	900	3,105
Atrion Corp.	30	3,091
IPC The Hospitalist Co., Inc.	120	3,084
Inspire Pharmaceuticals, Inc.	830	2,963
Tercica, Inc.	330	2,950
Accelrys, Inc.*	530	2,910
Repligen Corp.	610	2,873
Spectranetics Corp.	620	2,871
BioMimetic Therapeutics, Inc.	259	2,865
Lexicon Genetics, Inc.	1,580	2,812
PharmaNet Development Group, Inc.	380	2,744
Ensign Group, Inc.	159	2,717
Molecular Insight Pharmaceuticals, Inc.	350	2,688
Caliper Life Sciences, Inc.	940	2,632
Caraco Pharm Labs, Inc.	210	2,627
Arqule, Inc.*	800	2,576
Javelin Pharmaceuticals, Inc.	970	2,522
Synta Pharmaceuticals Corp.	330	2,515
Columbia Labs, Inc. Com	920	2,410
Chindex International, Inc.	220	2,389
TranS1, Inc.	240	2,374
Providence Service Corp.	240	2,352
Five Star Quality Care, Inc.	620	2,325
Alexza Pharmaceuticals, Inc.*	469	2,317
Cantel Medical Corp.	240	2,309
Immunomedics, Inc.	1,280	2,278
Alphatec Holdings, Inc.*	490	2,254
CardioNet, Inc.	90	2,246
NxStage Medical, Inc.	510	2,152
Nanosphere, Inc.	250	2,133
Targacept, Inc.	360	2,092
Maxygen Inc.	490	2,073
Cytokinetics, Inc.	435	2,062
Cytori Therapeutics, Inc.	389	2,054
Acadia Pharmaceuticals, Inc.*	650	1,742
BioForm Medical, Inc.	430	1,686
RadNet, Inc.	420	1,684
Opko Health, Inc.	940	1,645
Sucampo Pharmaceuticals, Inc. — Class A	180	1,535
MAP Pharmaceuticals, Inc.	150	1,518
Amicus Therapeutics, Inc.*	100	1,512
Vision-Sciences, Inc.	330	1,317
Virtual Radiologic Corp.	140	1,142
Acura Pharmaceuticals, Inc.*	160	1,125
MiddleBrook Pharmaceuticals, Inc.	700	1,050
Cell Genesys, Inc.	1,690	997

		Market
	Shares	Value

National Research Corp.	30	$920
Marshall Edwards, Inc.	410	882
Jazz Pharmaceuticals, Inc.	150	741
Rexahn Pharmaceuticals, Inc.	570	735
Biodel, Inc.	210	704
Protalix BioTherapeutics, Inc.	210	468

Total Health Care		2,920,431

CONSUMER DISCRETIONARY 9.8%
Aeropostale, Inc.*	1,309	42,032
Warnaco Group, Inc.	890	40,308
Tupperware Brands Corp.	1,220	33,709
Marvel Entertainment, Inc.	960	32,774
Bally Technologies, Inc.	1,070	32,400
Matthews International Corp. — Class A	610	30,951
Sotheby’s Holdings, Inc. — Class A	1,485	29,789
Polaris Industries, Inc.	650	29,568
Rent-A-Center, Inc.	1,310	29,187
Wolverine World Wide, Inc.	1,102	29,159
Tractor Supply Co.	650	27,332
Deckers Outdoor Corp.	259	26,957
WMS Industries, Inc.	860	26,290
Fossil, Inc.	890	25,125
Corinthian Colleges, Inc.	1,670	25,050
Netflix, Inc.	790	24,395
Jack in the Box, Inc.	1,150	24,265
Live Nation, Inc.	1,490	24,242
Arbitron, Inc.	540	24,133
Aaron Rents, Inc.	890	24,092
J Crew Group, Inc.	830	23,713
Gaylord Entertainment Co.	800	23,496
Regis Corp.	840	23,100
Collective Brands, Inc.	1,250	22,887
Ryland Group, Inc.	830	22,012
Brunswick Corp.	1,720	21,999
Pool Corp.	940	21,930
Carter’s, Inc.	1,110	21,900
Men’s Wearhouse, Inc.	1,010	21,452
Vail Resorts, Inc.	610	21,319
Life Time Fitness, Inc.	680	21,264
Under Armour, Inc.	650	20,644
Gymboree Corp.	560	19,880
Cheesecake Factory, Inc.	1,320	19,298
Chico’s FAS, Inc.	3,460	18,926
ArvinMeritor, Inc.	1,450	18,908
Callaway Golf Co.	1,300	18,291
Interactive Data Corp.	720	18,158
Coinstar, Inc.	550	17,600

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Tempur-Pedic International, Inc.	1,470	$17,287
Sonic Corp.	1,180	17,193
Buckle, Inc.	300	16,662
Bob Evans Farms, Inc.	610	16,647
Timberland Co. — Class A	940	16,328
Sally Beauty Holdings, Inc.	1,850	15,910
Zale Corp.	630	15,750
Children’s Place Retail Stores, Inc.	460	15,341
Brown Shoe Co., Inc.	933	15,283
Meritage Homes Corp.	600	14,820
Iconix Brand Group, Inc.	1,130	14,780
American Greetings Corp. — Class A	960	14,678
Quiksilver, Inc.	2,470	14,178
Buffalo Wild Wings, Inc.	350	14,084
Dress Barn, Inc.	880	13,455
Jakks Pacific, Inc.	540	13,451
Ethan Allen Interiors, Inc.	480	13,450
Helen of Troy Ltd.*	590	13,434
CEC Entertainment, Inc.	400	13,280
Lear Corp.	1,260	13,230
Dillard’s, Inc. — Class A	1,120	13,216
Stewart Enterprises, Inc. — Class A	1,640	12,890
Genesco, Inc.	380	12,722
Jos. A. Bank Clothiers, Inc.	360	12,096
Scholastic Corp.	470	12,070
Unifirst Corp.	280	12,065
Capella Education Co.	280	12,001
Standard-Pacific Corp.	2,430	11,931
Papa John’s International, Inc.	430	11,679
CBRL Group, Inc.	430	11,309
Hibbett Sports Inc.	560	11,211
Blue Nile, Inc.	260	11,146
Fred’s, Inc.	780	11,092
P.F. Chang’s China Bistro, Inc.	470	11,064
Steiner Leisure Ltd.*	320	11,002
Exide Technologies	1,480	10,922
CKE Restaurants, Inc.	1,029	10,907
Charming Shoppes, Inc.	2,220	10,856
Skechers U.S.A., Inc. — Class A	640	10,771
Nutri/System, Inc.	600	10,632
American Public Education, Inc.*	220	10,622
Jo-Ann Stores, Inc.	500	10,490
Belo Corp. — Class A	1,750	10,430
Stage Stores, Inc.	750	10,245
99 Cents Only Stores	920	10,092

		Market
	Shares	Value

Columbia Sportswear Co.	240	$10,070
Group 1 Automotive, Inc.	460	9,996
Cooper Tire & Rubber Co.	1,160	9,976
ATC Technology Corp.*	419	9,947
Tenneco Automotive, Inc.	910	9,673
Cato Corp. — Class A	540	9,477
La-Z-Boy, Inc.	1,010	9,413
Dana Holding Corp.	1,940	9,390
Domino’s Pizza, Inc.	770	9,348
Churchill Downs, Inc.	190	9,306
Cabela’s, Inc. — Class A	770	9,302
Texas Roadhouse Co., Inc.	1,030	9,260
National CineMedia, Inc.	830	9,171
Modine Manufacturing Co.	630	9,122
RCN Corp.	740	9,072
Pinnacle Entertainment, Inc.	1,180	8,921
K-Swiss, Inc. — Class A	510	8,874
Red Robin Gourmet Burgers, Inc.	330	8,844
Pacific Sunwear of California, Inc.	1,290	8,682
Steven Madden, Ltd.	350	8,673
Superior Industries International, Inc.	450	8,622
Furniture Brands International, Inc.	819	8,616
Jackson Hewitt Tax Service, Inc.	560	8,590
True Religion Apparel, Inc.	330	8,530
thinkorswim Group, Inc.	1,020	8,497
Champion Enterprises, Inc.	1,520	8,436
Finish Line, Inc. — Class A	839	8,382
Fuel Systems Solutions, Inc.	240	8,268
Valassis Communications, Inc.	940	8,140
Lululemon Athletica, Inc.	350	8,060
Cinemark Holdings, Inc.	590	8,024
Blockbuster, Inc. — Class A	3,902	7,999
Borders Group, Inc.	1,190	7,806
Peet’s Coffee & Tea, Inc.	269	7,510
Raser Technologies, Inc.	880	7,480
Harte-Hanks, Inc.	720	7,466
Monro Muffler Brake, Inc.	320	7,379
PetMed Express, Inc.	470	7,379
Winnebago Industries, Inc.	570	7,364
Bebe Stores, Inc.	749	7,318
Hovnanian Enterprises, Inc. — Class A	910	7,271
Asbury Automotive Group, Inc.	630	7,258
Oxford Industries, Inc.	280	7,232
Pier 1 Imports, Inc.	1,750	7,227

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Universal Technical Institute, Inc.	420	$7,165
GSI Commerce, Inc.	460	7,121
Ameristar Casinos, Inc.	500	7,095
Universal Electronics, Inc.	280	6,994
Movado Group, Inc.	310	6,929
Leapfrog Enterprises, Inc.	650	6,864
RC2 Corp.	340	6,800
National Presto Industries, Inc.	90	6,705
Drew Industries, Inc.	389	6,656
Pre-Paid Legal Services, Inc.	160	6,602
DG FastChannel, Inc.	300	6,576
The Wet Seal, Inc. — Class A	1,810	6,570
Coldwater Creek, Inc.	1,120	6,485
World Wrestling Entertainment, Inc.	419	6,478
Marcus Corp.	400	6,432
Zumiez, Inc.	390	6,427
Wendy’s/Arby’s Group, Inc. — Class A	1220	6,394
Maidenform Brands, Inc.	440	6,384
M/I Homes, Inc.	280	6,378
CKX, Inc.	1,029	6,339
Talbots, Inc.	480	6,288
Volcom, Inc.	360	6,221
Visteon Corp.	2,570	5,962
Overstock.com, Inc.†	300	5,943
Ruby Tuesday, Inc.	1,020	5,906
Ambassadors Group, Inc.	370	5,887
Charter Communications, Inc. — Class A	8,009	5,847
CROCS, Inc.	1,629	5,832
Morgans Hotel Group Co.	530	5,782
DineEquity, Inc.	340	5,732
HOT Topic, Inc.	860	5,685
Sealy Corp.	870	5,620
Media General, Inc.	450	5,594
Blyth, Inc.	480	5,443
Sauer, Inc.	220	5,432
American Apparel, Inc.*	660	5,412
Hayes Lemmerz International, Inc.	1,980	5,405
Ulta Salon Cosmetics & Fragrance, Inc.	400	5,312
Shuffle Master, Inc.	1,040	5,294
Christopher & Banks Corp.	690	5,292
Cox Radio Inc. — Class A	500	5,280
California Pizza Kitchen, Inc.	410	5,277
Speedway Motorsports, Inc.	270	5,260
Sinclair Broadcast Group, Inc. — Class A	1,030	5,191

		Market
	Shares	Value

iRobot Corp.	350	$5,187
PEP Boys-Manny Moe & Jack	830	5,129
Fisher Communications, Inc.	130	5,122
Dolan Media Co.	500	5,045
McClatchy Co. — Class A	1,120	4,928
G-III Apparel Group Ltd.	260	4,865
Steak n Shake Co.	560	4,861
American Axle & Manufacturing Holdings, Inc.	900	4,824
Denny’s Corp.	1,860	4,799
Tween Brands, Inc.	490	4,797
Cavco Industries, Inc.	130	4,700
Weyco Group, Inc.	140	4,686
Beazer Homes USA, Inc.	770	4,605
Citi Trends, Inc.	280	4,561
Mediacom Communications Corp.	770	4,558
Knology, Inc.	560	4,519
Core-Mark Holding Co., Inc.	180	4,498
Haverty Furniture Companies., Inc.	392	4,484
Big 5 Sporting Goods Corp.	430	4,438
New York & Co., Inc.	460	4,388
Sonic Automotive, Inc.	510	4,315
Unifi, Inc.	890	4,308
Martha Stewart Omnimedia, Inc.	500	4,255
Orbitz Worldwide, Inc.	720	4,226
Charlotte Russe Holding, Inc.	410	4,203
Steinway Musical Instruments	145	4,106
BJ’s Restaurants, Inc.	340	4,060
Journal Communications, Inc. — Class A	830	4,050
RHI Entertainment	270	4,023
Avatar Holdings, Inc.*	120	3,960
CSS Industries, Inc.	150	3,861
drugstore.com, Inc.	1,640	3,854
Shutterfly, Inc.	390	3,748
DXP Enterprises, Inc.	70	3,732
America’s Car Mart, Inc.*	200	3,718
Midas, Inc.	270	3,715
Gaiam, Inc.	349	3,699
AFC Enterprises, Inc.*	499	3,623
Krispy Kreme Doughnuts, Inc.	1,095	3,614
Idearc, Inc.	2,890	3,613
Perry Ellis International, Inc.	240	3,578
Landry’s Restaurants, Inc.	230	3,577
DSW, Inc.	260	3,562
Conn’s, Inc.	189	3,536

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Skyline Corp.	130	$3,436
Stamps.com, Inc.	290	3,384
Luby’s, Inc.	420	3,377
Global Sources Ltd.*	330	3,323
Cherokee, Inc.	150	3,297
Stoneridge, Inc.	290	3,263
Hooker Furniture Corp.	180	3,195
Audiovox Corp. — Class A*	340	3,186
K12, Inc.	120	3,180
O’Charleys, Inc.	360	3,150
Entravision Communications Corp. — Class A	1,170	3,147
Systemax, Inc.	220	3,093
Lee Enterprises, Inc.	880	3,080
1-800-FLOWERS.com, Inc.	509	3,064
Casual Male Retail Group, Inc.	730	2,869
Amerigon, Inc.*	430	2,829
Entercom Communications Corp.	563	2,826
Outdoor Channel Holdings, Inc.	320	2,816
Isle of Capri Casinos, Inc.	310	2,796
Shoe Carnival, Inc.	170	2,785
Citadel Broadcasting Corp.	3,560	2,777
Smith & Wesson Holding Corp.	740	2,768
Dorman Products, Inc.	220	2,757
RH Donnelley Corp.	1,350	2,687
Lin TV Corp. — Class A	520	2,683
Kenneth Cole Productions, Inc. — Class A	180	2,646
Monarch Casino & Resort, Inc.	230	2,620
Brookfield Homes Corp.	180	2,585
Russ Berrie & Co., Inc.	330	2,531
Circuit City Stores, Inc.	3,310	2,516
Lodgian, Inc.	320	2,496
Libbey, Inc.	290	2,468
Tuesday Morning Corp.	590	2,437
Build-A-Bear Workshop, Inc.	330	2,402
Dover Downs Gaming & Entertainment, Inc.	303	2,357
hhgregg, Inc.	240	2,340
Marinemax, Inc.	320	2,314
Lumber Liquidators, Inc.	180	2,261
Learning Tree International, Inc.	180	2,241
Retail Ventures, Inc.	570	2,223

		Market
	Shares	Value

Cumulus Media, Inc. — Class A	519	$2,211
Global Traffic Network, Inc.	230	2,132
Quantum Fuel Systems Technologies Worldwide, Inc.	1,620	2,090
Princeton Review, Inc.	260	2,080
Town Sports International Holdings, Inc.	339	2,068
AH Belo Corp. — Class A	400	2,064
Nautilus, Inc.	450	2,057
Spartan Motors, Inc.	640	2,035
Stein Mart, Inc.	500	1,955
Great Wolf Resorts, Inc.	530	1,940
Palm Harbor Homes, Inc.	190	1,883
Wonder Auto Technology, Inc.	290	1,859
Rex Stores Corp.	160	1,848
Dover Motorsports, Inc.	335	1,826
Syms Corp.	130	1,756
Bluegreen Corp.	250	1,728
Marine Products Corp.	200	1,660
Playboy Enterprises, Inc. — Class B	420	1,655
Fuqi International, Inc.	189	1,540
Ruth’s Chris Steak House	390	1,533
Fleetwood Enterprises, Inc.	1,500	1,530
Cache, Inc.	220	1,511
Riviera Holdings Corp.	200	1,470
Gray Television, Inc.	840	1,445
Rick’s Cabaret International, Inc.	130	1,277
Primedia, Inc.	490	1,191
Lincoln Educational Services Corp.	80	1,058
Crown Media Holdings, Inc. — Class A	210	1,056
Value Line, Inc.	30	1,005
Six Flags, Inc.	1,430	987
Einstein Noah Restaurant Group, Inc.	90	907
Westwood One, Inc.	1,390	765
GateHouse Media, Inc.	620	632
Aristotle Corp.*	20	159

Total Consumer Discretionary		2,557,947

ENERGY 4.8%
EXCO Resources, Inc.	2,930	47,818
Comstock Resources, Inc.	890	44,544
Penn Virginia Corp.	820	43,821

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Berry Petroleum Co. — Class A	943	$36,522
Concho Resources, Inc.	1,090	30,095
Arena Resources, Inc.*	740	28,749
McMoRan Exploration Co.	1,180	27,895
Grey Wolf, Inc.	3,510	27,308
Dril-Quip, Inc.	610	26,468
Stone Energy Corp.	620	26,245
ION Geophysical Corp.	1,660	23,555
Swift Energy Co.	600	23,214
Atlas America, Inc.	680	23,195
Bill Barrett Corp.	720	23,119
Lufkin Industries, Inc.	290	23,011
Nordic American Tanker Shipping	670	21,480
CARBO Ceramics, Inc.	400	20,644
BPZ Resources, Inc.	1,180	20,296
Willbros Group, Inc.	760	20,140
GulfMark Offshore, Inc.	440	19,747
Crosstex Energy, Inc.	790	19,726
Carrizo Oil & Gas, Inc.	540	19,586
Goodrich Petroleum Corp.	441	19,223
Complete Production Services, Inc.	940	18,922
Rosetta Resources, Inc.	1,010	18,544
Ship Finance International Ltd.	830	17,895
Parker Drilling Co.	2,220	17,804
Hornbeck Offshore Services, Inc.	460	17,765
Delta Petroleum Corp.	1,220	16,568
Bristow Group, Inc.	480	16,243
GMX Resources, Inc.	330	15,774
Natco Group, Inc.	390	15,670
International Coal Group, Inc.	2,500	15,600
Contango Oil & Gas Co.	260	14,035
Petroquest Energy, Inc.	850	13,047
Pioneer Drilling Co.	980	13,034
World Fuel Services Corp.	560	12,897
Petroleum Development Corp.	290	12,867
Newpark Resources, Inc.	1,760	12,848
USEC, Inc.	2,180	11,794
Warren Resources, Inc.	1,140	11,377
James River Coal Co.	500	10,995
Basic Energy Services, Inc.	510	10,863
Oilsands Quest, Inc.	3,450	10,315
General Maritime Corp.	520	10,130
PHI, Inc.	270	9,971
ATP Oil & Gas Corp.*	550	9,795
Matrix Service Co.	510	9,741
Cal Dive International, Inc.	870	9,222
Golar LNG Ltd.	690	9,163

		Market
	Shares	Value

Knightsbridge Tankers Ltd.	340	$9,000
T-3 Energy Services, Inc. — Class A	240	8,909
Gulf Island Fabrication, Inc.	240	8,273
Superior Well Services, Inc.	320	8,099
RPC, Inc.	570	8,014
Vaalco Energy, Inc.	1,159	7,928
Clayton Williams Energy, Inc.	110	7,758
Parallel Petroleum Corp.	810	7,630
Gran Tierra Energy, Inc.	2,040	7,568
Callon Petroleum Co.	410	7,392
Energy XXI Bermuda Ltd.	2,350	7,144
ENGlobal Corp.	530	7,033
Dawson Geophysical Co.	150	7,004
Harvest Natural Resources, Inc.	690	6,983
Allis-Chalmers Energy, Inc.*	549	6,945
TXCO Resources, Inc.	690	6,928
VeraSun Energy Corp.	2,010	6,291
Brigham Exploration Co.	572	6,286
Clean Energy Fuels Corp.	430	6,085
Western Refining, Inc.	590	5,965
FX Energy, Inc.	790	5,878
Energy Partners Ltd.	630	5,462
Bronco Drilling Co., Inc.	520	5,314
Rex Energy Corp.	330	5,201
Venoco, Inc.	400	5,200
Gulfport Energy Corp.	510	5,126
Rentech, Inc.	3,250	4,323
Trico Marine Services, Inc.	250	4,270
Natural Gas Services Group, Inc.	240	4,193
Panhandle Oil and Gas, Inc. — Class A	140	4,008
CVR Energy, Inc.	450	3,834
Northern Oil And Gas, Inc.	420	3,415
Gasco Energy, Inc.	1,840	3,349
BMB Munai, Inc.	780	3,237
OYO Geospace Corp.	80	3,142
Westmoreland Coal Co.	190	3,002
Toreador Resources Corp.	330	2,967
Union Drilling, Inc.	280	2,965
Endeavour International Corp.	2,230	2,944
Alon USA Energy, Inc.	210	2,831
National Coal Corp.	540	2,824
Meridian Resource Corp.	1,520	2,797
Tri-Valley Corp.	440	2,790
RAM Energy Resources, Inc.	910	2,630
Approach Resources, Inc.*	179	2,588
Bolt Technology Corp.	170	2,460
Delek US Holdings, Inc.	259	2,401
Double Eagle Petroleum Co.	160	2,285

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

APCO Argentina, Inc.	80	$2,265
Cano Petroleum, Inc.	930	2,148
Abraxas Petroleum Corp.*	820	2,140
Cheniere Energy, Inc.	950	2,138
Sulphco, Inc.	1,050	2,111
GeoMet, Inc.	360	1,958
Mitcham Industries, Inc.	190	1,917
GeoGlobal Resources, Inc.	751	1,893
American Oil & Gas, Inc.*	720	1,879
Houston American Energy Corp.	290	1,833
Aventine Renewable Energy Holdings, Inc.*	580	1,833
Geokinetics, Inc.	90	1,710
Uranium Resources, Inc.	970	1,639
Evergreen Energy, Inc.	1,660	1,560
PrimeEnergy Corp.	20	1,480
Quest Resource Corp.	540	1,436
Georesources, Inc.	120	1,375
Pacific Ethanol, Inc.	870	1,209
GreenHunter Energy, Inc.	80	1,140

Total Energy		1,261,615

MATERIALS 3.1%
Hercules, Inc.	2,220	43,934
Compass Minerals International, Inc.	640	33,530
Rock-Tenn Co. — Class A	750	29,985
Olin Corp.	1,470	28,518
Sensient Technologies Corp.	940	26,442
Solutia, Inc.	1,850	25,900
Silgan Holdings, Inc.	490	25,034
Minerals Technologies, Inc.	370	21,963
W.R. Grace & Co.	1,420	21,470
Texas Industries, Inc.	517	21,125
Rockwood Holdings, Inc.	820	21,041
Royal Gold, Inc.	570	20,497
H.B. Fuller Co.	950	19,826
Louisiana-Pacific Corp.	2,030	18,879
Worthington Industries, Inc.	1,260	18,824
Arch Chemicals, Inc.	490	17,297
Ferro Corp.	860	17,286
Coeur d’Alene Mines Corp.	10,820	16,555
Calgon Carbon Corp.	800	16,288
Amcol International Corp.	510	15,943
Koppers Holdings, Inc.	410	15,338
Deltic Timber Corp.	235	14,955
NewMarket Corp.	260	13,666
OM Group, Inc.	600	13,500
Kaiser Aluminum Corp.	310	13,314
Glatfelter	890	12,051

		Market
	Shares	Value

PolyOne Corp.	1,830	$11,803
Hecla Mining Co.	2,500	11,700
Headwaters, Inc.	820	10,947
Haynes International, Inc.	230	10,771
A. Schulman, Inc.	530	10,483
Balchem Corp.	360	9,601
Zoltek Companies, Inc.	540	9,239
Wausau Paper Corp.	870	8,813
RTI International Metals, Inc.	450	8,802
Westlake Chemical Corp.	380	7,991
Brush Engineered Materials, Inc.	400	7,428
Zep, Inc.	410	7,232
Graphic Packaging Holding Co.	2,840	7,100
Myers Industries, Inc.	560	7,062
Stepan Co.	120	6,548
Buckeye Technologies, Inc.	770	6,306
Spartech Corp.	600	5,940
Schweitzer-Mauduit International, Inc.	310	5,887
Neenah Paper, Inc.	290	5,742
Quaker Chemical Corp.	200	5,692
American Vanguard Corp.	370	5,580
Innospec, Inc.	460	5,548
A.M. Castle & Co.	320	5,530
General Moly, Inc.	1,230	5,351
Olympic Steel, Inc.	180	5,308
Innophos Holdings, Inc.	210	5,120
Allied Nevada Gold Corp.*	880	5,034
Flotek Industries, Inc.	440	4,840
LSB Industries, Inc.	340	4,709
GenTek, Inc.	180	4,628
Stillwater Mining Co.	780	4,532
ShengdaTech, Inc.	590	4,130
Horsehead Holding Corp.	690	4,071
AbitibiBowater, Inc.*	1,040	4,025
Penford Corp.	220	3,892
Landec Corp.	460	3,767
U S Concrete, Inc.	780	3,487
Universal Stainless & Alloy	130	3,322
ICO, Inc.	540	3,029
KapStone Paper and Packaging Corp.	350	2,223
AEP Industries, Inc.*	110	2,200
Mercer International, Inc.	590	2,159
Apex Silver Mines Ltd.*	1,160	1,995
Bway Holding Co.	150	1,760
United States Lime & Minerals, Inc.	40	1,540
General Steel Holdings, Inc.	210	1,499
NL Industries, Inc.	130	1,335

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

China Precision Steel, Inc.	340	$1,132
Boise, Inc.	700	1,092
Verso Paper Corp.	270	713
Sutor Technology Group Ltd.	150	494

Total Materials		812,293

CONSUMER STAPLES 2.8%
Ralcorp Holdings, Inc.	1,100	74,151
Longs Drug Stores Corp.	685	51,813
Flowers Foods, Inc.	1,519	44,598
Casey’s General Stores, Inc.	1,000	30,170
Ruddick Corp.	830	26,933
Chattem, Inc.	339	26,503
Universal Corp.	500	24,545
Hain Celestial Group, Inc.	800	22,024
United Natural Foods, Inc.	840	20,992
Fresh Del Monte Produce, Inc.*	820	18,204
TreeHouse Foods, Inc.	610	18,117
Darling International, Inc.	1,599	17,765
Nu Skin Enterprises, Inc.	1,087	17,631
Lancaster Colony Corp.	400	15,064
Winn-Dixie Stores, Inc.	1,060	14,734
Sanderson Farms, Inc.	400	14,696
Tootsie Roll Industries, Inc.	470	13,588
Chiquita Brands International, Inc.	850	13,438
Green Mountain Coffee Roasters, Inc.	340	13,376
Andersons, Inc.	360	12,679
Seaboard Corp.	10	12,570
Lance, Inc.	530	12,026
WD-40 Co.	320	11,498
Vector Group Ltd.	650	11,479
Nash Finch Co.	250	10,780
Spartan Stores, Inc.	430	10,698
J&J Snack Foods Corp.	280	9,495
Elizabeth Arden, Inc.	480	9,422
Pantry, Inc.	440	9,324
Diamond Foods, Inc.	320	8,970
Boston Beer Co., Inc. — Class A	170	8,073
Smart Balance, Inc.	1,230	8,069
Weis Markets, Inc.	220	7,922
American Oriental Bioengineering, Inc.*	1,210	7,853
Central Garden and Pet Co. — Class A	1,260	7,497
Great Atlantic & Pacific Tea Co.	690	7,466
Cal-Maine Foods, Inc.	250	6,860

		Market
	Shares	Value

Alliance One International, Inc.*	1,750	$6,650
Prestige Brands Holdings, Inc. — Class A	660	5,861
USANA Health Sciences, Inc.	140	5,739
Ingles Markets, Inc. — Class A	250	5,707
Pricesmart, Inc.	280	4,687
Star Scientific, Inc.	1,290	4,592
Omega Protein Corp.	360	4,234
Synutra International, Inc.	200	4,026
Zhongpin, Inc.	360	3,827
Inter Parfums, Inc.	280	3,797
Coca-Cola Bottling Co. Consolidated	80	3,493
Alico, Inc.	70	3,320
Farmer Brothers Co.	130	3,233
Imperial Sugar Co., Inc.	230	3,114
AgFeed Industries, Inc.*	389	3,073
Village Super Market	60	2,860
B&G Foods, Inc.	390	2,788
Arden Group, Inc.	19	2,767
Griffin Land & Nurseries, Inc.	70	2,596
Calavo Growers, Inc.	200	2,492
Maui Land & Pineapple Co., Inc.	90	2,474
Susser Holdings Corp.	150	2,259
Pilgrim’s Pride Corp.	890	2,216
National Beverage Corp.	210	1,863
China Sky One Medical, Inc.	150	1,822
American Dairy, Inc.*	140	1,418
Reddy Ice Holdings, Inc.	349	1,274
Mannatech, Inc.	310	1,240
Schiff Nutrition International, Inc.	180	1,229
Spectrum Brands, Inc.	790	1,098
Lifeway Foods, Inc.	90	1,053
HQ Sustainable Maritime Industries, Inc.	130	658

Total Consumer Staples		748,483

UTILITIES 2.8%
ITC Holdings Corp.	970	50,217
Westar Energy, Inc.	2,060	47,462
Piedmont Natural Gas Co.	1,440	46,022
Nicor, Inc.	890	39,471
WGL Holdings, Inc.	970	31,476
Cleco Corp.	1,180	29,795
New Jersey Resources Corp.	820	29,430
Portland General Electric Co.	1,230	29,102
Northwest Natural Gas Co.	520	27,040

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

IDACORP, Inc.	890	$25,890
Southwest Gas Corp.	850	25,721
Black Hills Corp.	749	23,271
Allete, Inc.	510	22,695
Avista Corp.	1,040	22,578
Otter Tail Power Co.	690	21,204
Laclede Group, Inc.	430	20,851
South Jersey Industries, Inc.	580	20,706
Unisource Energy Corp.	680	19,849
NorthWestern Corp.	770	19,350
El Paso Electric Co.	880	18,480
PNM Resources, Inc.	1,700	17,408
UIL Holding Corp.	500	17,165
Mge Energy, Inc.	430	15,286
California Water Service Group	389	14,977
Empire District Electric Co.	660	14,091
CH Energy Group, Inc.	310	13,507
American States Water Co.	339	13,052
Ormat Technologies, Inc.	350	12,716
EnergySouth, Inc.	139	8,539
SJW Corp.	260	7,792
Southwest Water Co.	480	6,120
Connecticut Water Service, Inc.	170	4,922
Consolidated Water Co., Inc.	289	4,919
Central Vermont Public Service Corp.	200	4,688
Middlesex Water Co.	260	4,542
Cadiz, Inc.	230	4,386
Chesapeake Utilities Corp.	130	4,317
Synthesis Energy Systems, Inc.	500	2,425
US Geothermal, Inc.	1,220	2,172

Total Utilities		743,634

TELECOMMUNICATION SERVICES 0.9%
tw telecom, Inc.	2,890	30,027
Fairpoint Communications, Inc.	1,967	17,054
Premiere Global Services, Inc.	1,210	17,013
Syniverse Holdings, Inc.	1,010	16,776
NTELOS Holdings Corp.	590	15,865
Cincinnati Bell, Inc.	4,770	14,739
Iowa Telecommunications Services, Inc.	630	11,768
Alaska Communications Systems Group, Inc.	850	10,396
Shenandoah Telecommunications Co.	460	10,152

		Market
	Shares	Value

General Communication, Inc. — Class A	890	$8,241
Centennial Communications Corp.	1,320	8,237
Global Crossing*	509	7,716
iPCS, Inc. — Class A	340	7,572
Cogent Communications Group, Inc.	930	7,180
Consolidated Communications Holdings, Inc.	450	6,786
Cbeyond, Inc.	470	6,763
Atlantic Tele-Network, Inc.	190	5,320
PAETEC Holding Corp.	2,430	5,225
USA Mobility, Inc.	460	5,060
FiberTower Corp.	2,360	3,257
ICO Global Communications Holdings Ltd.	2,030	2,213
Ibasis, Inc.	620	2,164
Hungarian Telephone & Cable Corp.	90	1,791
Virgin Mobile USA, Inc. — Class A	600	1,764
Globalstar, Inc.	820	1,394
TerreStar Corp.	1,140	1,140
Vonage Holdings Corp.	1,010	1,020
IDT Corp. — Class B	1,060	784

Total Telecommunication Services		227,417

Total Common Stocks (Cost $20,373,643)		20,355,247

SECURITIES LENDING COLLATERAL 0.0%
Mount Vernon Securities Lending Trust Prime Portfolio	6,028	6,028

Total Securities Lending Collateral (Cost $6,028)		6,028

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 100.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$19,738,326	$19,738,326
issued 09/30/08 at 0.02% due 10/01/08	5,289,871	5,289,871
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08††	1,342,595	1,342,595

Total Repurchase Agreements (Cost $26,370,792)		26,370,792

Total Investments 178.2% (Cost $46,744,646)		$46,732,067

Liabilities in Excess of Other Assets – (78.2)%		$(20,508,264)

Net Assets – 100.0%		$26,223,803

		Unrealized
	Contracts	Gain(Loss)

Futures Contracts Purchased
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $22,363,040)	328	$(123,074)

	Units
Equity Index Swap Agreements
Credit Suisse Capital, LLC December 2008 Russell 2000 Index Swap, Terminating 12/29/08**
(Notional Market Value $11,104,094)	16,340	—

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†	All or a portion of this security is on loan at September 30, 2008

††	All or a portion of this security was pledged as equity index swap collateral at September 30, 2008.

ADR – American Depository Receipt

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 84.5%

INFORMATION TECHNOLOGY 13.5%
Microsoft Corp.	102,960	$2,748,002
International Business Machines Corp.	17,760	2,077,210
Cisco Systems, Inc.*	77,453	1,747,340
Hewlett-Packard Co.	32,120	1,485,229
Intel Corp.	73,710	1,380,588
Apple, Inc.*	11,610	1,319,593
Google, Inc. — Class A*	3,140	1,257,633
Oracle Corp.*	51,380	1,043,528
Qualcomm, Inc.	21,514	924,457
Dell, Inc.*	22,860	376,733
Texas Instruments, Inc.	17,190	369,585
EMC Corp*	27,160	324,834
Corning, Inc.	20,694	323,654
eBay, Inc.*	14,320	320,482
Yahoo!, Inc.*	18,160	314,168
Automatic Data Processing, Inc.	6,670	285,142
Adobe Systems, Inc.*	6,961	274,751
Applied Materials, Inc.	17,590	266,137
Western Union Co.	9,550	235,598
Symantec Corp.*	11,007	215,517
Motorola, Inc.	29,700	212,058
Tyco Electronics Ltd.	6,200	171,492
MasterCard, Inc.	950	168,463
Electronic Arts, Inc.*	4,180	154,618
Juniper Networks, Inc.*	7,123	150,082
Agilent Technologies, Inc.*	4,690	139,105
Paychex, Inc.	4,210	139,056
Intuit, Inc.*	4,211	133,110
Xerox Corp.	11,440	131,903
Broadcom Corp. — Class A*	5,790	107,868
CA, Inc.	5,168	103,153
Fiserv, Inc.*	2,146	101,549
Analog Devices, Inc.	3,810	100,393
Autodesk, Inc.*	2,947	98,872
Amphenol Corp. — Class A	2,330	93,526
Linear Technology Corp.†	2,905	89,067
Cognizant Technology Solutions Corp. — Class A*	3,833	87,507
Xilinx, Inc.	3,630	85,123
MEMC Electronic Materials, Inc.*	2,960	83,650
Altera Corp.	3,950	81,686
Harris Corp.	1,760	81,312
Computer Sciences Corp.*	1,978	79,496

		Market
	Shares	Value

NetApp, Inc.*	4,300	$78,389
Nvidia Corp.*	7,290	78,076
Sun Microsystems, Inc.*	9,870	75,012
KLA-Tencor Corp.	2,270	71,845
BMC Software, Inc.*	2,490	71,289
Microchip Technology, Inc.	2,409	70,897
VeriSign, Inc.*	2,530	65,982
Salesforce.com, Inc.*	1,360	65,824
Affiliated Computer Services, Inc. — Class A*	1,266	64,098
Citrix Systems, Inc.*	2,400	60,624
SanDisk Corp.*	2,960	57,868
Fidelity National Information Services, Inc.	2,490	45,965
Teradata Corp.*	2,340	45,630
LSI Logic Corp.*	8,437	45,222
National Semiconductor Corp.	2,550	43,885
Total System Services, Inc.	2,600	42,640
Molex, Inc.	1,880	42,206
Advanced Micro Devices, Inc.*	7,960	41,790
Micron Technology, Inc.*	9,980	40,419
Akamai Technologies, Inc.*	2,216	38,647
Lexmark International, Inc.*	1,160	37,781
Compuware Corp.*	3,340	32,365
QLogic Corp.*	1,720	26,419
Jabil Circuit, Inc.	2,754	26,273
Novellus Systems, Inc.*	1,299	25,512
JDS Uniphase Corp.*	2,810	23,773
Convergys Corp.*	1,600	23,648
Novell, Inc.*	4,530	23,284
Tellabs, Inc.*	5,210	21,153
Teradyne, Inc.*	2,210	17,260
Unisys Corp.*	4,710	12,953
Ciena Corp.*	1,194	12,036

Total Information Technology		21,312,035

FINANCIALS 13.4%
JPMorgan Chase & Co.	48,270	2,254,209
Bank of America Corp.	59,776	2,092,160
Wells Fargo & Co.	43,380	1,628,051
Citigroup, Inc.	71,390	1,464,209
U.S. Bancorp	22,840	822,697
Goldman Sachs Group, Inc.	5,690	728,320
American Express Co.	15,200	538,536
Merrill Lynch & Co., Inc.	20,080	508,024
MetLife, Inc.	9,000	504,000
Bank of New York Mellon Corp.	15,033	489,775
Prudential Financial, Inc.	5,600	403,200
AFLAC, Inc.	6,243	366,776

 1

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Travelers Companies, Inc.	7,750	$350,300
PNC Financial Services Group, Inc.	4,550	339,885
Morgan Stanley	14,540	334,420
Allstate Corp.	7,100	327,452
CME Group, Inc.	880	326,929
State Street Corp.	5,660	321,941
Charles Schwab Corp.	12,226	317,876
Simon Property Group, Inc.	2,960	287,120
BB&T Corp.	7,196	272,009
Chubb Corp.	4,730	259,677
Capital One Financial Corp.	4,920	250,920
Marsh & McLennan Companies, Inc.	6,723	213,522
Northern Trust Corp.	2,900	209,380
SunTrust Banks, Inc.	4,630	208,304
Loews Corp.	4,754	187,735
T. Rowe Price Group, Inc.	3,390	182,077
Franklin Resources, Inc.	1,990	175,379
Vornado Realty Trust	1,800	163,710
Aon Corp.	3,640	163,654
Hartford Financial Services Group, Inc.	3,950	161,911
Public Storage	1,635	161,881
Equity Residential	3,550	157,656
Progressive Corp.	8,860	154,164
Boston Properties, Inc.	1,580	147,983
Principal Financial Group, Inc.	3,400	147,866
Lincoln National Corp.	3,370	144,270
ProLogis	3,439	141,928
NYSE Euronext	3,485	136,542
HCP, Inc.	3,300	132,429
Hudson City Bancorp, Inc.	6,811	125,663
American International Group, Inc.	35,250	117,383
Unum Group	4,532	113,753
Plum Creek Timber Co., Inc. (REIT)	2,240	111,686
KIMCO Realty Corp.	2,980	110,081
Ameriprise Financial, Inc.	2,840	108,488
Invesco Ltd.	5,070	106,369
Leucadia National Corp.	2,320	105,421
AvalonBay Communities, Inc.	1,020	100,388
Wachovia Corp.	28,310	99,085
M&T Bank Corp.	1,020	91,035
Host Hotels & Resorts, Inc.	6,810	90,505
Fifth Third Bancorp	7,566	90,035
Moody’s Corp.	2,590	88,060
Regions Financial Corp.	9,120	87,552
Discover Financial Services	6,290	86,928
Assurant, Inc.	1,546	85,030

		Market
	Shares	Value

IntercontinentalExchange, Inc.*	990	$79,873
KeyCorp	6,490	77,491
SLM Corp.*	6,120	75,521
XL Capital Ltd.	4,090	73,375
Legg Mason, Inc.	1,870	71,172
American Capital Ltd.	2,712	69,183
Marshall & Ilsley Corp.	3,401	68,530
Torchmark Corp.	1,140	68,172
Comerica, Inc.	1,970	64,596
Cincinnati Financial Corp.	2,130	60,577
Zions Bancorporation	1,500	58,050
Janus Capital Group, Inc.	2,100	50,988
Developers Diversified Realty Corp.	1,582	50,134
Genworth Financial, Inc. — Class A	5,682	48,922
General Growth Properties, Inc.	2,980	44,998
Apartment Investment & Management Co. — Class A	1,120	39,222
Huntington Bancshares, Inc.	4,799	38,344
Federated Investors, Inc. — Class B	1,150	33,178
MBIA, Inc.	2,570	30,583
CB Richard Ellis Group, Inc. — Class A*	2,260	30,216
Sovereign Bancorp, Inc.	7,120	28,124
CIT Group, Inc.	3,740	26,030
First Horizon National Corp.	2,637	24,682
E*Trade Financial Corp.*	7,050	19,740
National City Corp.	9,983	17,470
MGIC Investment Corp.	1,640	11,529

Total Financials		21,157,039

ENERGY 11.3%
Exxon Mobil Corp.	68,090	5,287,870
Chevron Corp.	26,930	2,221,186
ConocoPhillips	19,920	1,459,140
Schlumberger Ltd.	15,730	1,228,356
Occidental Petroleum Corp.	10,720	755,224
Devon Energy Corp.	5,790	528,048
Transocean, Inc.*	4,177	458,802
Apache Corp.	4,376	456,329
Halliburton Co.	11,500	372,485
Marathon Oil Corp.	9,240	368,399
XTO Energy, Inc.	7,200	334,944
Hess Corp.	3,710	304,517
Anadarko Petroleum Corp.	6,140	297,851
EOG Resources, Inc.	3,260	291,640

 2

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

National-Oilwell Varco, Inc.*	5,470	$274,758
Chesapeake Energy Corp.	6,840	245,282
Baker Hughes, Inc.	4,040	244,582
Weatherford International Ltd.*	8,930	224,500
Valero Energy Corp.	6,870	208,161
Spectra Energy Corp.	8,060	191,828
Williams Companies, Inc.	7,560	178,794
Smith International, Inc.†	2,830	165,951
Murphy Oil Corp.†	2,502	160,478
Peabody Energy Corp.	3,560	160,200
Noble Corp.	3,534	155,143
Southwestern Energy Co.*	4,500	137,430
Noble Energy, Inc.	2,270	126,189
El Paso Corp.	9,190	117,264
Cameron International Corp.*	2,860	110,224
Consol Energy, Inc.	2,400	110,136
ENSCO International, Inc.	1,880	108,344
Nabors Industries Ltd.*	3,680	91,706
Range Resources Corp.	2,040	87,455
Pioneer Natural Resources Co.	1,640	85,739
BJ Services Co.	3,860	73,842
Sunoco, Inc.	1,542	54,864
Cabot Oil & Gas Corp.	1,350	48,789
Rowan Companies, Inc.	1,490	45,520
Massey Energy Co.	1,110	39,594
Tesoro Corp.	1,812	29,880

Total Energy		17,841,444

HEALTH CARE 11.0%
Johnson & Johnson, Inc.	36,640	2,538,419
Pfizer, Inc.	88,390	1,629,911
Abbott Laboratories	20,210	1,163,692
Merck & Co., Inc.	28,090	886,520
Amgen, Inc.*	13,870	822,075
Medtronic, Inc.	14,800	741,480
Wyeth	17,480	645,711
Eli Lilly & Co.	13,110	577,233
Gilead Sciences, Inc.*	12,063	549,831
Bristol-Myers Squibb Co.	25,947	540,995
Baxter International, Inc.	8,227	539,938
UnitedHealth Group, Inc.	15,970	405,478
Schering-Plough Corp.	21,317	393,725
Celgene Corp.*	5,970	377,782
Covidien Ltd.	6,580	353,741
WellPoint, Inc.*	6,710	313,827
Thermo Fisher Scientific, Inc.*	5,491	302,005
Medco Health Solutions, Inc.*	6,629	298,305
Genzyme Corp.*	3,519	284,652

		Market
	Shares	Value

Becton, Dickinson & Co.	3,192	$256,190
Boston Scientific Corp.*	19,670	241,351
Express Scripts, Inc.*	3,230	238,439
Cardinal Health, Inc.	4,707	231,961
Aetna, Inc.	6,190	223,521
Allergan, Inc.	4,040	208,060
Stryker Corp.	3,236	201,603
St. Jude Medical, Inc.*	4,480	194,835
McKesson Corp.	3,620	194,792
Biogen Idec, Inc.*	3,800	191,102
Zimmer Holdings, Inc.*	2,960	191,098
C.R. Bard, Inc.	1,300	123,331
Intuitive Surgical, Inc.*	510	122,900
CIGNA Corp.	3,600	122,328
Forest Laboratories, Inc.*	4,001	113,148
Quest Diagnostics, Inc.	2,070	106,957
Laboratory Corporation of America Holdings*	1,460	101,470
Varian Medical Systems, Inc.*	1,640	93,693
Barr Pharmaceuticals, Inc.*	1,430	93,379
Humana, Inc.*	2,210	91,052
Hospira, Inc.*	2,098	80,144
AmerisourceBergen Corp.	2,080	78,312
DaVita, Inc.*	1,370	78,104
Applied Biosystems Inc.	2,220	76,035
Waters Corp.*	1,300	75,634
Coventry Health Care, Inc.*	1,940	63,147
Millipore Corp.*	730	50,224
Mylan Laboratories, Inc.*	3,997	45,646
IMS Health, Inc.	2,383	45,062
PerkinElmer, Inc.	1,572	39,253
Watson Pharmaceuticals, Inc.*	1,370	39,045
Patterson Companies, Inc.*	1,200	36,492
King Pharmaceuticals, Inc.*	3,230	30,943
Tenet Healthcare Corp.*	5,440	30,192

Total Health Care		17,474,763

CONSUMER STAPLES 10.3%
Procter & Gamble Co.	39,790	2,772,965
Wal-Mart Stores, Inc.	29,400	1,760,766
PepsiCo, Inc.	20,530	1,463,173
Coca-Cola Co.	26,060	1,378,053
Philip Morris International, Inc.	27,020	1,299,662
Kraft Foods, Inc. — Class A	19,900	651,725
CVS Caremark Corp.	18,821	633,515
Anheuser-Busch Companies, Inc.	9,430	611,818
Altria Group, Inc.	27,010	535,878

 3

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Colgate-Palmolive Co.	6,630	$499,571
Walgreen Co.	12,990	402,170
Costco Wholesale Corp.	5,710	370,750
Kimberly-Clark Corp.	5,440	352,730
General Mills, Inc.	4,410	303,055
Sysco Corp.	7,887	243,156
Kroger Co.	8,590	236,053
Avon Products, Inc.	5,580	231,961
Wm. Wrigley Jr. Co.	2,830	224,702
H.J. Heinz Co.	4,090	204,377
Archer-Daniels-Midland Co.	8,447	185,074
Kellogg Co.	3,280	184,008
Lorillard, Inc.	2,280	162,222
Safeway, Inc.	5,700	135,204
UST, Inc.	1,930	128,422
Sara Lee Corp.	9,260	116,954
ConAgra Foods, Inc.	5,940	115,592
Clorox Co.	1,810	113,469
Reynolds American, Inc.	2,230	108,423
Campbell Soup Co.	2,780	107,308
Molson Coors Brewing Co. — Class B	1,984	92,752
Hershey Co.	2,170	85,802
Estee Lauder Companies, Inc. — Class A†	1,510	75,364
Brown-Forman Corp. — Class B	1,030	73,964
Coca-Cola Enterprises, Inc.	4,160	69,763
McCormick & Co., Inc.	1,690	64,981
SUPERVALU, INC.	2,790	60,543
Constellation Brands, Inc. — Class A*	2,540	54,508
Pepsi Bottling Group, Inc.	1,798	52,448
Tyson Foods, Inc. — Class A	3,940	47,044
Dean Foods Co.*	2,004	46,814
Whole Foods Market, Inc.	1,840	36,855

Total Consumer Staples		16,293,594

INDUSTRIALS 9.4%
General Electric Co.	130,430	3,325,965
United Parcel Service, Inc. — Class B	13,210	830,777
United Technologies Corp.	12,650	759,759
3M Co.	9,160	625,720
Boeing Co.	9,710	556,868
Lockheed Martin Corp.	4,360	478,161
Caterpillar, Inc.	7,980	475,608
Union Pacific Corp.	6,680	475,349
Emerson Electric Co.	10,170	414,834
Honeywell International, Inc.	9,763	405,653
General Dynamics Corp.	5,210	383,560

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	3,700	$341,991
Norfolk Southern Corp.	4,930	326,415
FedEx Corp.	4,080	322,483
Raytheon Co.	5,470	292,700
CSX Corp.	5,340	291,404
Deere & Co.	5,600	277,200
Northrop Grumman Corp.	4,420	267,587
Illinois Tool Works, Inc.	5,240	232,918
Danaher Corp.	3,350	232,490
Tyco International Ltd.	6,230	218,175
Waste Management, Inc.	6,430	202,481
Paccar, Inc.	4,770	182,166
L-3 Communications Holdings, Inc.	1,590	156,329
Precision Castparts Corp.	1,830	144,167
Southwest Airlines Co.	9,620	139,586
ITT Corporation	2,376	132,129
Fluor Corp.	2,344	130,561
Ingersoll-Rand Co. — Class A	4,180	130,291
Eaton Corp.	2,181	122,529
Parker Hannifin Corp.	2,196	116,388
Cummins, Inc.	2,661	116,339
CH Robinson Worldwide, Inc.	2,230	113,641
Rockwell Collins, Inc.	2,090	100,508
Dover Corp.	2,460	99,753
Expeditors International of Washington, Inc.	2,790	97,204
Textron, Inc.	3,263	95,541
Cooper Industries Ltd. — Class A	2,282	91,166
Pitney Bowes, Inc.	2,720	90,467
Jacobs Engineering Group, Inc.*	1,600	86,896
Masco Corp.	4,720	84,677
Fastenal Co.	1,700	83,963
W.W. Grainger, Inc.	850	73,924
Rockwell Automation, Inc.	1,920	71,693
Goodrich Corp.	1,640	68,224
RR Donnelley & Sons Co.	2,750	67,457
Avery Dennison Corp.	1,400	62,272
Equifax, Inc.	1,680	57,876
Pall Corp.	1,580	54,336
Robert Half International, Inc.	2,050	50,738
Cintas Corp.	1,740	49,955
Allied Waste Industries, Inc.*	4,440	49,328
Ryder System, Inc.	740	45,880
Terex Corp.*	1,280	39,066
Manitowoc Co., Inc.	1,708	26,559

 4

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Monster Worldwide, Inc.*	1,620	$24,154

Total Industrials		14,793,861

CONSUMER DISCRETIONARY 7.2%
McDonald’s Corp.	14,750	910,075
Walt Disney Co.	24,600	754,974
Comcast Corp. — Class A	38,260	751,044
Time Warner, Inc.	46,980	615,908
Home Depot, Inc.	22,270	576,570
Target Corp.	9,900	485,595
Lowe’s Companies, Inc.	19,220	455,322
News Corp. — Class A	30,110	361,019
Nike, Inc. — Class B	5,138	343,732
Amazon.com, Inc.*	4,190	304,864
Johnson Controls, Inc.	7,785	236,119
Staples, Inc.	9,330	209,925
Carnival Corp.	5,734	202,697
Viacom, Inc. — Class B*	8,140	202,198
Yum! Brands, Inc.	6,150	200,552
DIRECTV Group, Inc.*	7,570	198,107
Kohl’s Corp.*	4,000	184,320
TJX Companies, Inc.	5,500	167,860
Best Buy Company, Inc.	4,430	166,125
Omnicom Group, Inc.	4,184	161,335
Ford Motor Co.*	29,645	154,154
Starbucks Corp.*	9,580	142,455
McGraw-Hill Companies, Inc.	4,160	131,498
CBS Corp.	8,920	130,054
Harley-Davidson, Inc.	3,090	115,257
Fortune Brands, Inc.	1,970	112,999
Coach, Inc.*	4,420	110,677
The Gap, Inc.	6,157	109,471
Bed Bath & Beyond, Inc.*	3,420	107,422
Marriott International, Inc. — Class A	3,880	101,229
Macy’s, Inc.	5,512	99,106
H&R Block, Inc.	4,300	97,825
J.C. Penney Company, Inc.	2,920	97,353
VF Corp.	1,140	88,133
Mattel, Inc.	4,729	85,311
Genuine Parts Co.	2,120	85,245
Apollo Group, Inc. — Class A*	1,390	82,427
Whirlpool Corp.	980	77,704
Sherwin-Williams Co.	1,290	73,736
GameStop Corp. — Class A*	2,140	73,209
Sears Holdings Corp.*	750	70,125
General Motors Corp.	7,420	70,119
International Game Technology, Inc.	4,070	69,923

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	2,450	$68,943
AutoZone, Inc.*	550	67,837
Limited Brands, Inc.	3,740	64,777
Newell Rubbermaid, Inc.	3,630	62,654
Nordstrom, Inc.	2,100	60,522
Eastman Kodak Co.	3,780	58,136
Tiffany & Co.	1,620	57,542
Hasbro, Inc.	1,650	57,288
Darden Restaurants, Inc.	1,841	52,708
Gannett Co., Inc.	3,000	50,730
Polo Ralph Lauren Corp.	740	49,314
Goodyear Tire & Rubber Co.*	3,170	48,533
Interpublic Group of Companies, Inc.*	6,249	48,430
Black & Decker Corp.	790	47,993
D.R. Horton, Inc.	3,610	47,002
Leggett & Platt, Inc.	2,110	45,977
Abercrombie & Fitch Co. — Class A	1,136	44,815
Washington Post Co. — Class B	80	44,541
Family Dollar Stores, Inc.	1,840	43,608
Stanley Works	1,030	42,992
Scripps Networks Interactive, Inc. — Class A	1,180	42,846
Expedia, Inc.*	2,740	41,401
Snap-On, Inc.	746	39,284
Pulte Homes, Inc.	2,800	39,116
Wyndham Worldwide Corp.	2,330	36,604
Big Lots, Inc.*	1,081	30,084
RadioShack Corp.	1,720	29,722
Lennar Corp. — Class A	1,849	28,086
Centex Corp.	1,620	26,244
Harman International Industries, Inc.	770	26,234
New York Times Co. — Class A	1,530	21,864
Office Depot, Inc.*	3,610	21,010
Liz Claiborne, Inc.	1,240	20,373
Jones Apparel Group, Inc.	1,090	20,176
KB HOME	990	19,483
AutoNation, Inc.*	1,410	15,848
Meredith Corp.	470	13,179
Dillard’s, Inc. — Class A	760	8,968

Total Consumer Discretionary		11,318,637

UTILITIES 3.0%
Exelon Corp.	8,620	539,784
Southern Co.	10,089	380,254
Dominion Resources, Inc.	7,610	325,556

 5

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Duke Energy Corp.	16,593	$289,216
FPL Group, Inc.	5,350	269,105
FirstEnergy Corp.	4,000	267,960
Entergy Corp.	2,510	223,415
Public Service Enterprise Group, Inc.	6,669	218,677
American Electric Power Co., Inc.	5,266	195,000
PPL Corp.	4,910	181,768
PG&E Corp.	4,700	176,015
Edison International	4,280	170,772
Sempra Energy	3,230	163,018
Consolidated Edison, Inc.	3,579	153,754
Progress Energy, Inc.	3,440	148,367
Xcel Energy, Inc.	5,852	116,981
Ameren Corp.	2,760	107,723
AES Corp.*	8,820	103,106
Questar Corp.	2,280	93,298
DTE Energy Co.	2,140	85,857
Allegheny Energy, Inc.	2,210	81,262
CenterPoint Energy, Inc.	4,482	65,303
Pepco Holdings, Inc.	2,644	60,574
Constellation Energy Group, Inc.	2,340	56,862
NiSource, Inc.	3,600	53,136
Integrys Energy Group, Inc.	1,000	49,940
Pinnacle West Capital Corp.	1,320	45,421
TECO Energy, Inc.	2,790	43,887
CMS Energy Corp.	2,960	36,911
Nicor, Inc.	590	26,166
Dynegy Inc.*	6,630	23,735

Total Utilities		4,752,823

MATERIALS 2.8%
Monsanto Co.	7,210	713,646
E.I. du Pont de Nemours and Co.	11,820	476,346
Dow Chemical Co.	12,120	385,174
Praxair, Inc.	4,130	296,286
Freeport-McMoRan Copper & Gold, Inc.	5,036	286,297
Alcoa, Inc.	10,670	240,929
Newmont Mining Corp.	5,989	232,134
Air Products & Chemicals, Inc.	2,776	190,128
Weyerhaeuser Co.	2,770	167,807
Nucor Corp.	4,150	163,925
International Paper Co.	5,600	146,608
PPG Industries, Inc.	2,147	125,213
United States Steel Corp.	1,542	119,675
Rohm & Haas Co.†	1,620	113,400

		Market
	Shares	Value

Ecolab, Inc.	2,300	$111,596
Vulcan Materials Co.	1,440	107,280
Sigma-Aldrich Corp.	1,650	86,493
CF Industries Holdings, Inc.	740	67,680
Eastman Chemical Co.	1,000	55,060
MeadWestvaco Corp.	2,240	52,214
Ball Corp.	1,270	50,152
Sealed Air Corp.	2,070	45,519
Pactiv Corp.*	1,720	42,708
International Flavors & Fragrances, Inc.	1,030	40,644
Allegheny Technologies, Inc.	1,310	38,710
AK Steel Holding Corp.	1,470	38,102
Bemis Co.	1,307	34,256
Hercules, Inc.	1,480	29,289
Ashland, Inc.	740	21,638
Titanium Metals Corp.	1,120	12,701

Total Materials		4,491,610

TELECOMMUNICATION SERVICES 2.6%
AT&T, Inc.	77,260	2,157,099
Verizon Communications, Inc.	37,330	1,197,920
Sprint Nextel Corp.	37,430	228,323
American Tower Corp. — Class A*	5,170	185,965
Embarq Corp.	1,870	75,828
Windstream Corp.	5,770	63,124
Qwest Communications International, Inc.	19,450	62,823
CenturyTel, Inc.	1,340	49,111
Frontier Communications Corp.	4,140	47,610

Total Telecommunication Services		4,067,803

Total Common Stocks (Cost $96,414,638)		133,503,609

SECURITIES LENDING COLLATERAL 0.1%
Mount Vernon Securities Lending Trust Prime Portfolio	198,736	198,736

Total Securities Lending Collateral (Cost $198,736)		198,736

 6

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 7.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$9,151,765	$9,151,765
issued 09/30/08 at 0.02% due 10/01/08	2,452,673	2,452,673
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	14,965	14,965

Total Repurchase Agreements (Cost $11,619,403)		11,619,403

Total Investments 92.0% (Cost $108,232,777)		$145,321,748

Other Assets in Excess of Liabilities – 8.0%		$12,621,999

Net Assets – 100.0%		$157,943,747

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $192,495,000)	3,280	$(4,244,712)

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 7

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time. The information contained in these notes may not apply to every Fund in the Trust.
A. The Trust calculates an NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2008 afternoon NAV.
B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m. on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m. on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m. on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. This is determined for the morning pricing cycle by either marking the agreements to the first 10:45 a.m. tick of the relevant index or, if there is a morning trade, to the “fill”. Likewise for the afternoon pricing cycle, the agreements are marked at the close of the NYSE, usually 4:00 p.m., to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes upfront or periodic payments to counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at rates shown, payable at fixed dates through maturity.
The Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2008:

Assets	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

S&P500 2x Strategy Fund	$145,321,748	$—	$—	$—	$—	$—	$145,321,748
Inverse S&P500 2x Strategy Fund	95,136,739	24,795,758	174,588,076	—	—	—	294,520,573
OTC 2x Strategy Fund	211,702,745	—	—	—	—	—	211,702,745
Inverse OTC 2x Strategy Fund	81,038,107	25,083,372	99,658,625	—	—	—	205,780,104
Dow 2x Strategy Fund	45,349,256	—	—	—	—	—	45,349,256
Inverse Dow 2x Strategy Fund	59,571,129	2,093,761	—	—	—	—	61,664,890
Russell 2000® 2x Strategy Fund	20,361,275	—	—	—	—	—	20,361,275
Inverse Russell 2000® 2x Strategy Fund	8,335,440	18,722	—	8,672,586	—	—	17,026,748

Liabilities	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

S&P500 2x Strategy Fund	$—	$4,244,712	$—	$—	$—	$—	$4,244,712
Inverse S&P500 2x Strategy Fund	—	—	—	—	—	—	—
OTC 2x Strategy Fund	—	12,004,322	—	301,754	—	—	12,306,076
Inverse OTC 2x Strategy Fund	—	—	—	—	—	—	—
Dow 2x Strategy Fund	—	1,301,402	—	—	—	—	1,301,402
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	123,074	—	262,336	—	—	385,410
Inverse Russell 2000® 2x Strategy Fund	2,215	—	—	—	—	—	2,215

Item 2. Controls and Procedures.
(a)     Based on their evaluation on November 24, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	November 24, 2008

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 24, 2008
* Print the name and title of each signing officer under his or her signature.